UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-02444

The Bond Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders
[logo - American Funds®]

The right choice for the long term®

The Bond Fund of America

[photo of an outside view looking in of windows of an office building]

Semi-annual report for the six months ended June 30, 2009

The Bond Fund of AmericaSM seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2009:

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	–8.41%	1.26%	3.91%

The total annual fund operating expense ratio was 0.67% for Class A shares for the 12 months ended June 30, 2009.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 28 to 33 for details.

The fund’s 30-day yield for Class A shares as of July 31, 2009, calculated in accordance with the Securities and Exchange Commission formula, was 4.63%. The fund’s distribution rate for Class A shares as of that date was 5.89%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 4.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations; political and social instability; differing securities regulations and accounting standards; higher transaction costs; possible changes in taxation; and illiquidity. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

[photo of an outside night view into windows of an office building]

Fellow shareholders:

The first half of the current fiscal year delivered significant improvements to a bond market beleaguered by bad mortgages and worrisome debt levels. Nearly every sector of the market, save Treasuries, recorded gains, reversing trends that hampered returns during the last half of 2008.

The Bond Fund of America produced a total return of 7.1% for the six months ended June 30, 2009. This was well in excess of the Barclays Capital U.S. Aggregate Index, which recorded a 1.9% return. Fund results also topped its peer group measure, the Lipper Corporate Debt A-Rated Bond Funds Average, which tallied a 6.6% return. Results for longer time periods are shown in the table below.

A portion of the fund’s return comes from income generated by portfolio holdings. For the six-month period, shareholders received monthly dividends totaling about 29 cents a share. This amounts to an income return of approximately 2.8% for those who reinvested dividends, or about 5.6% if annualized.

[Begin Sidebar]
Results at a glance

For periods ended June 30, 2009, with all distributions reinvested

	Total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime
				(since 5/28/74)
The Bond Fund of America
(Class A shares)	–4.84%	2.04%	4.31%	8.36%

Barclays Capital U.S. Aggregate
Index*	6.05	5.01	5.98	8.44

Lipper Corporate Debt A-Rated
Bond Funds Average†	0.42	2.83	4.61	8.12

*The unmanaged Lehman Brothers U.S. Aggregate Index began on January 1, 1976, and was renamed the Barclays Capital U.S. Aggregate Index in 2008. From May 28, 1974, through December 31, 1975, the Barclays Capital U.S. Government/Credit Index was used.

† Source: Lipper. Lipper averages do not include the effect of sales charges.
[End Sidebar]

Shareholder income during the second half of the year, however, will be meaningfully lower because of the impact of short-term rates remaining at virtually zero, lower yields on corporate bonds and securitized assets, and the fund’s increased exposure to higher quality (lower yielding) securities. As a result, the fund’s dividend has been reduced over the past six months. Effective with the July payment, the accrued monthly dividend will be 3.85 cents a share.

Bond market overview
What a difference six months make. Investor worries stemming from the global financial crisis nearly paralyzed the bond market last autumn. In 2009, however, these concerns abated somewhat as the federal government aggressively bolstered troubled financial institutions, intervened to stem the rise of problem mortgages and provided stimuli to blunt the impact of the ongoing recession. As a result, conditions in the bond market improved steadily, and prices for many securities improved significantly.

In general, sectors of the market that were most impaired by the downturn last autumn recorded some of the best returns for the first half of 2009. These included high-yield debt, investment-grade corporate bonds, commercial mortgage-backed securities and portions of the asset-backed sector. Within the corporate sector, bonds of financial companies generally produced good results, but industrial and utility issuers recorded stronger gains overall.

Federal agency mortgage-backed obligations, which had held up well during the market downturn, posted modestly positive results during the first half but lagged the sectors previously mentioned.
In contrast to most other sectors, Treasury bonds recorded negative results for the reporting period. Treasuries had soared in value during the last half of 2008 but began to weaken in 2009 as yields rose on intermediate and longer dated maturities. (Remember: A bond’s price and its yield move in opposite directions.) Yields on seven-year and longer Treasuries rose more than a percentage point during the first half of 2009.

How the fund responded
The portfolio counselors of The Bond Fund of America took advantage of improvements in the bond market to bolster the credit quality of the portfolio and to reduce exposure to higher risk securities. Although portfolio counselors do not expect a repeat of conditions that mired the bond market last year, they remain concerned about the extent of problem loans and mortgages and have sought to buffer the portfolio against additional volatility and shocks to the market.

With this in mind, the portfolio counselors have increased the fund’s weighting in U.S. government bonds (Treasuries and federal agencies) to 27.5% from 14.1% at the start of the period. At the same time, they trimmed exposure to credit-sensitive sectors, including corporate bonds (mainly financial issuers), asset-backed obligations and bonds of governments and government agencies outside the United States. They also modestly reduced the fund’s exposure to mortgage-backed obligations. The pie chart atop the summary investment portfolio on page 5 provides a breakdown of the portfolio’s exposure to various sectors of the bond market as of June 30.

Overall, the fund maintained a broad exposure to the market, with more than 2,100 individual debt holdings. These holdings reflect the ongoing recommendations of our investment analysts, while the mix of securities reflects the investment convictions of the fund’s portfolio counselors.

Looking ahead
While the bond market has rebounded impressively from the 2008 decline, challenges remain for some issuers and investors alike. Though many issuers have taken advantage of ready access to the credit markets in recent months in order to strengthen their balance sheets, some parts of the bond market still labor under the weight of the recession. Problem loans and difficulties in parts of the mortgage and asset-backed sectors still impact lenders and investors. Additionally, investors have growing concerns about when and how the government will begin to reduce and exit the various programs that it put in place to support the credit markets.

In the midst of this tentative recovery, we relied heavily on our research capabilities and the ability of the fund to access every segment of the bond market. Even in this unsettled environment, we continued to find attractive investment opportunities. Additionally, we have taken steps to help preserve shareholder principal by increasing our exposure to asset classes that have been less volatile over time.

Finally, we take this opportunity to welcome the many new shareholders who have joined the fund this year, and we thank those who have stood with us through last year’s difficult market. We appreciate your confidence in our efforts and look forward to reporting to you again at the end of the year.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ Abner D. Goldstine

Abner D. Goldstine
President

August 7, 2009

For current information about the fund, visit americanfunds.com.

Other share class results

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2009:
			Life
	1 year	5 years	of class
Class B shares[1] — first sold 3/15/00
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares are
sold within six years of purchase	–10.00%	0.97%	3.68%
Not reflecting CDSC	–5.54	1.29	3.68

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	–6.47	1.24	3.01
Not reflecting CDSC	–5.58	1.24	3.01

Class F-1 shares[2] first sold 3/15/01
Not reflecting annual asset-based fee charged by
sponsoring firm	–4.83	2.05	3.81

Class F-2 shares[2] — first sold 8/4/08
Not reflecting annual asset-based fee charged by
sponsoring firm	—	—	–3.11	[3]

Class 529-A shares[4] — first sold 2/15/02
Reflecting 3.75% maximum sales charge	–8.45	1.21	3.17
Not reflecting maximum sales charge	–4.88	2.00	3.71

Class 529-B shares[1,4] — first sold 2/15/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	–10.10	0.83	2.84
Not reflecting CDSC	–5.64	1.15	2.84

Class 529-C shares[4] — first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	–6.53	1.17	2.88
Not reflecting CDSC	–5.63	1.17	2.88

Class 529-E shares[2,4] — first sold 3/7/02	–5.15	1.69	3.42

Class 529-F-1 shares[2,4] — first sold 9/26/02
Not reflecting annual asset-based fee charged by
sponsoring firm	–4.68	2.15	4.05

[1]These shares are no longer available for purchase.
[2]These shares are sold without any initial or contingent deferred sales charge.
[3]Results are cumulative total returns; they are not annualized.
[4]Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 28 to 33 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Summary investment portfolio, June 30, 2009
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Industry sector diversification (percent of net assets)

Corporate bonds & notes	33.74%
Bonds & notes of U.S. government & government agencies	27.52
Mortgage-backed obligations	23.93
Bonds & notes of governments & government agencies outside the U.S.	4.04
Asset-backed obligations	3.93
Preferred securities	1.84
Municipals	0.66
Convertible securities	0.11
Common stocks & warrants	0.04
Short-term securities & other assets less liabilities	4.19
[end pie chart]

Portfolio quality summary (percent of net assets)*
U.S. government obligations†	25.6%
Federal agencies	18.8
AAA	9.8
AA	4.5
A	12.9
BBB	17.0
BB	2.8
B	2.4
CCC or less	2.0
Short-term securities & other assets less liabilities	4.2
Bond ratings are generally issued by independent rating agencies and are designed to provide an indication of an issuer's creditworthiness. Please see the fund's most recent statement of additional information for details.

* Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's investment analysts.
† These securities are guaranteed by the full faith and credit of the United States government.

	Principal		Percent
	amount	Value	of net
Bonds & notes - 93.82%	(000)	(000)	assets

Corporate bonds & notes - 33.74%
Financials - 9.92%
Other securities		$3,759,941	9.92%

Consumer discretionary - 4.48%
Other securities		1,697,666	4.48

Telecommunication services - 3.49%
Verizon Communications Inc. 3.75% 2011 (1)	$111,950	114,293	.30
Other securities		1,208,791	3.19
		1,323,084	3.49

Energy - 3.39%
Other securities		1,282,476	3.39

Utilities - 3.25%
Other securities		1,231,952	3.25

Industrials - 3.12%
Other securities		1,180,998	3.12

Health care - 2.88%
Other securities		1,090,199	2.88

Other corporate bonds & notes - 3.21%
Other securities		1,218,926	3.21

Total corporate bonds & notes		12,785,242	33.74

Bonds & notes of U.S. government & government agencies - 27.52%
U.S. Treasury:
2.00% 2010	124,125	125,439
1.125% 2011	112,705	112,160
1.75% 2011	652,130	659,134
4.625% 2011	290,400	313,972
2.00% 2013	249,840	246,220
2.75% 2013	132,160	134,633
3.375% 2013	142,760	149,630
4.25% 2013	604,036	653,301
1.75% 2014	550,090	534,682
1.875% 2014	185,975	181,188
1.875% 2014	100,000	97,051
2.25% 2014	282,500	278,748
4.25% 2014	161,875	174,364
4.25% 2015	134,000	143,684
11.25% 2015	133,500	192,631
2.375% 2016	267,400	254,864
2.625% 2016	349,000	337,507
3.25% 2016	209,280	210,163
4.50% 2017	228,250	246,384
4.625% 2017	180,925	196,912
3.50% 2018	658,870	662,270
3.75% 2018	605,075	615,615
3.875% 2018	171,505	176,763
2.75% 2019	717,085	671,708
3.125% 2019	363,090	351,148
6.875% 2025	93,610	122,702
4.50% 2036	260,960	269,115
4.375% 2038	106,895	108,047
0%-8.875% 2010-2039 (2) (3)	1,122,830	1,255,479	25.01
Fannie Mae:
1.75% 2011	143,210	144,530
2.50%-6.125% 2012-2017	126,500	128,589	.72
Freddie Mac 1.75%-5.50% 2010-2016	230,990	236,264	.62
Federal Home Loan Bank 3.625%-5.375% 2012-2016	133,000	141,551	.37
Other securities		301,738	.80
		10,428,186	27.52

Mortgage-backed obligations - 23.93%
Federal agency mortgage-backed obligations (4) - 16.86%
Fannie Mae:
4.00% 2024	210,420	210,836
4.00% 2024	165,832	166,117
4.00% 2024	138,853	139,092
5.00% 2036	118,249	120,781
6.00% 2037	120,194	125,812
5.00% 2039	97,774	99,710
0%-12.01% 2009-2047 (5)	3,637,533	3,773,844	12.24
Freddie Mac:
6.00% 2027	148,398	155,951
6.00% 2038	126,842	132,625
0%-11.00% 2009-2047 (3) (5)	1,203,321	1,248,173	4.05
Government National Mortgage Assn. 6.00% 2038	142,725	148,958	.39
Other securities		66,577	.18
		6,388,476	16.86

Commercial mortgage-backed securities (4) - 4.19%
Fannie Mae 4.491%-7.30% 2010-2012	151,325	158,598	.42
Other securities		1,428,406	3.77
		1,587,004	4.19

Collateralized mortgage-backed obligations (privately originated) - 2.30%
Other securities		872,093	2.30

Other mortgage-backed securities - 0.58%
Other securities		218,035	.58

Total mortgage-backed obligations		9,065,608	23.93

Bonds & notes of governments & government agencies outside the U.S. - 4.04%
German Government, Series 8, 4.25% 2018	€127,690	192,684	.51
United Kingdom 4.50% 2019	£58,910	103,185	.27
Other securities		1,233,824	3.26
		1,529,693	4.04

Asset-backed obligations (4) - 3.93%
AmeriCredit Automobile Receivables Trust, Series 2007-A-X, Class A-4, XLCA insured, 0.358% 2013 (5)	$125,000	105,064	.28
Other securities		1,384,205	3.65
		1,489,269	3.93

Municipals - 0.66%
Other securities		250,004	.66

Total bonds & notes (cost: $37,343,711,000)		35,548,002	93.82

			Percent
		Value	of net
Convertible securities - 0.11%	Shares	(000)	assets

Other - 0.11%
Fannie Mae, Series 2004-1, 5.375% convertible preferred	400	400	.00
Other securities		42,827	.11

Total convertible securities (cost: $77,535,000)		43,227	.11

			Percent
		Value	of net
Preferred securities - 1.84%	Shares	(000)	assets

Financials - 1.84%
JPMorgan Chase & Co., Series I, 7.90% (5)	114,250,000	100,258	.26
Fannie Mae, Series O, 7.00% (1) (5)	4,825,230	8,686
Fannie Mae, Series R, 7.625%	382,800	445	.02
Freddie Mac, Series Z, 8.375% (6)	2,663,885	3,097
Freddie Mac, Series V, 5.57% (6)	3,356,231	3,096
Freddie Mac, Series W, 5.66% (6)	1,548,000	1,537
Freddie Mac, Series F, 5.00% (6)	294,375	412
Freddie Mac, Series U, 5.90% (6)	496,600	397
Freddie Mac, Series Y, 6.55% (6)	374,269	307	.02
Other securities		577,151	1.54
		695,386	1.84

U.S. government agency securities - 0.00%
Other securities		1,844	.00

Total preferred securities (cost: $1,211,882,000)		697,230	1.84

			Percent
		Value	of net
Common stocks - 0.04%		(000)	assets

Other - 0.04%
Other securities		12,819	.04

Total common stocks (cost: $49,539,000)		12,819	.04

			Percent
		Value	of net
Warrants - 0.00%		(000)	assets

Other - 0.00%
Other securities		-	.00

Total warrants (cost: $143,000)		-	.00

	Principal		Percent
	amount	Value	of net
Short-term securities - 4.43%	(000)	(000)	assets

Federal Home Loan Bank 0.16%-0.44% due 7/1-12/2/2009	$512,450	512,236	1.35
U.S. Treasury Bills 0.19%-0.355% due 7/2-9/24/2009	216,600	216,559	.57
Abbott Laboratories 0.20%-0.23% due 7/1-9/29/2009 (1)	141,526	141,477	.37
Park Avenue Receivables Co., LLC 0.26% due 7/13/2009 (1)	60,100	60,094
Jupiter Securitization Co., LLC 0.25% due 7/14/2009 (1)	50,000	49,995	.29
Merck & Co. Inc. 0.20%-0.25% due 7/17-7/28/2009	104,400	104,388	.28
Procter & Gamble International Funding S.C.A. 0.18%-0.20% due 7/13-8/24/2009 (1)	95,900	95,886	.25
NetJets Inc. 0.21% due 8/5/2009 (1)	95,000	94,980	.25
Freddie Mac 0.17%-0.20% due 8/10-9/28/2009	10,100	10,096	.03
Fannie Mae 0.17% due 7/23/2009	250	250	.00
Other securities		393,954	1.04

Total short-term securities (cost: $1,679,870,000)		1,679,915	4.43

Total investment securities (cost: $40,362,680,000)		37,981,193	100.24
Other assets less liabilities		(90,587)	(.24)

Net assets		$37,890,606	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with aggregate value of $3,905,000, which represented .01% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The value of the fund's holdings in affiliated companies is included in "Other securities" under their respective industry sectors in the preceding summary investment portfolio.  Further details on these holdings and related transactions during the six months ended June 30, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/09 (000)
ZiLOG, Inc. (6)	879,000	-	-	879,000	-	$2,092
Clarent Hospital Corp. (3) (6)	331,291	-	-	331,291	-	17
					-	$2,109

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $5,422,332,000, which represented 14.31% of the net assets of the fund.

(2) Index-linked bond whose principal amount moves with a government retail price index.
(3) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Other securities," was $479,894,000, which represented 1.27% of the net assets of the fund.

(4) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(5) Coupon rate may change periodically.
(6) Security did not produce income during the last 12 months.

Key to symbols

€ = Euros
£ = British pounds

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at June 30, 2009	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $40,346,836)	$37,979,084
Affiliated issuers (cost: $15,844)	2,109	$37,981,193
Cash		8,849
Unrealized appreciation on open forward currency contracts		447
Receivables for:
Sales of investments	142,024
Sales of fund's shares	112,372
Closed forward currency contracts	757
Dividends and interest	392,426	647,579
		38,638,068
Liabilities:
Unrealized depreciation on open forward currency contracts		66,417
Payables for:
Purchases of investments	535,568
Repurchases of fund's shares	81,440
Dividends on fund's shares	21,790
Closed forward currency contracts	17,776
Investment advisory services	7,157
Services provided by affiliates	15,952
Directors' deferred compensation	307
Other	1,055	681,045
Net assets at June 30, 2009		$37,890,606

Net assets consist of:
Capital paid in on shares of capital stock		$43,960,472
Distributions in excess of net investment income		(57,012)
Accumulated net realized loss		(3,566,648)
Net unrealized depreciation		(2,446,206)
Net assets at June 30, 2009		$37,890,606

(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 5,000,000 shares, $.001 par value (3,380,732 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$25,722,349	2,295,038	$11.21
Class B	1,282,761	114,452	11.21
Class C	2,901,289	258,863	11.21
Class F-1	3,099,181	276,520	11.21
Class F-2	607,844	54,234	11.21
Class 529-A	653,404	58,299	11.21
Class 529-B	80,861	7,215	11.21
Class 529-C	317,600	28,337	11.21
Class 529-E	35,578	3,174	11.21
Class 529-F-1	32,391	2,890	11.21
Class R-1	98,092	8,752	11.21
Class R-2	705,616	62,958	11.21
Class R-3	1,027,649	91,690	11.21
Class R-4	758,933	67,715	11.21
Class R-5	443,758	39,594	11.21
Class R-6	123,300	11,001	11.21
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $11.65 each.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended June 30, 2009	(dollars in thousands)

Investment income:
Income:
Interest	$1,033,379
Dividends	7,070	$1,040,449

Fees and expenses*:
Investment advisory services	42,374
Distribution services	60,125
Transfer agent services	17,724
Administrative services	9,161
Reports to shareholders	1,432
Registration statement and prospectus	1,432
Directors' compensation	258
Auditing and legal	111
Custodian	303
State and local taxes	264
Other	1,658	134,842
Net investment income		905,607

Net realized loss and unrealized appreciation on investments, forward currency contracts and currency:
Net realized (loss) gain on:
Investments (net of non-U.S. taxes of $55)	(1,805,862)
Forward currency contracts	15,993
Currency transactions	(8,477)	(1,798,346)
Net unrealized appreciation (depreciation) on:
Investments	3,372,524
Forward currency contracts	(28,126)
Currency translations	2,675	3,347,073
Net realized loss and unrealized appreciation
on investments, forward currency contracts and currency		1,548,727
Net increase in net assets resulting from operations		$2,454,334

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months	Year ended
	ended June 30, 2009*	December 31, 2008
Operations:
Net investment income	$905,607	$2,017,552
Net realized loss on investments, forward currency contracts and currency transactions	(1,798,346)	(1,215,405)
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	3,347,073	(5,526,626)
Net increase (decrease) in net assets resulting from operations	2,454,334	(4,724,479)

Dividends paid or accrued to shareholders from net investment income	(920,031)	(2,153,748)

Net capital share transactions	4,168,292	3,247,995

Total increase (decrease) in net assets	5,702,595	(3,630,232)

Net assets:
Beginning of period	32,188,011	35,818,243
End of period (including distributions in excess of net investment income: $(57,012) and $(42,588), respectively)	$37,890,606	$32,188,011

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                 unaudited

1. Organization and significant accounting policies

Organization – The Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Effective April 21, 2009, Class B and 529-B shares of the fund are no longer available for purchase.

On May 1, 2009, the fund made an additional retirement plan share class (Class R-6) available for sale pursuant to an amendment to its registration statement filed with the Securities and Exchange Commission (“SEC”). Refer to the fund’s retirement plan prospectus for more details.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value – The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Loan transactions – The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal. Risks may arise due to the delayed settlement date of the loan transaction and the ability of the agent and/or borrower to meet the obligations of the loan.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund’s income.

A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. Treasury.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the U.S. may be affected to a greater extent.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2009, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2005, by state tax authorities for tax years before 2004 and by tax authorities outside the U.S. for tax years before 2004.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Realized and unrealized gains on securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on realized and unrealized gains to provide for potential non-U.S. taxes payable on these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed ordinary income		$39,042
Post-October currency loss deferrals (realized during the period November 1, 2008, through December 31, 2008)*		(113,391)
Capital loss carryforwards†:
Expiring 2010	$(125,233)
Expiring 2011	(243,982)
Expiring 2014	(69,196)
Expiring 2016	(959,389)	(1,397,800)
Post-October capital loss deferrals (realized during the period November 1, 2008, through December 31, 2008)*		(330,710)
*These deferrals are considered incurred in the subsequent year.
†The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

As of June 30, 2009, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$679,628
Gross unrealized depreciation on investment securities	(3,184,460)
Net unrealized depreciation on investment securities	(2,504,832)
Cost of investment securities	40,486,025

Ordinary income distributions paid or accrued to shareholders from net investment income and currency gains were as follows (dollars in thousands):

Share class	Six months ended June 30, 2009	Year ended December 31, 2008
Class A	$643,265	$1,505,354
Class B	29,338	77,235
Class C	59,371	136,921
Class F-1	75,701	183,086
Class F-2*	6,284	1,971
Class 529-A	15,910	34,549
Class 529-B	1,726	4,096
Class 529-C	6,447	14,236
Class 529-E	805	1,715
Class 529-F-1	809	1,624
Class R-1	2,153	4,662
Class R-2	14,810	35,404
Class R-3	24,857	59,775
Class R-4	19,518	47,010
Class R-5	18,040	46,110
Class R-6†	997	-
Total	$920,031	$2,153,748

*Class F-2 was offered beginning August 1, 2008.
†Class R-6 was offered beginning May 1, 2009.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.11% on such assets in excess of $36 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 2.25% on the first $8,333,333 of the fund's monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. For the six months ended June 30, 2009, the investment advisory services fee was $42,374,000, which was equivalent to an annualized rate of 0.248% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2009, unreimbursed expenses subject to reimbursement totaled $4,772,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a declining series of annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the six months ended June 30, 2009, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$29,253	$16,859	Not applicable	Not applicable	Not applicable
Class B	6,182	865	Not applicable	Not applicable	Not applicable
Class C	12,683	Included in administrative services	$1,904	$339	Not applicable
Class F-1	3,406		1,862	172	Not applicable
Class F-2	Not applicable		149	14	Not applicable
Class 529-A	629		309	61	$292
Class 529-B	372		39	14	37
Class 529-C	1,390		147	43	139
Class 529-E	78		16	3	14
Class 529-F-1	-		15	3	16
Class R-1	452		60	24	Not applicable
Class R-2	2,409		482	1,130	Not applicable
Class R-3	2,384		696	339	Not applicable
Class R-4	887		513	13	Not applicable
Class R-5	Not applicable		299	7	Not applicable
Class R-6*	Not applicable		10	- †	Not applicable
Total	$60,125	$17,724	$6,501	$2,162	$498
*Class R-6 was offered beginning May 1, 2009.
†Amount less than one thousand.

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $258,000, shown on the accompanying financial statements, includes $232,000 in current fees (either paid in cash or deferred) and a net increase of $26,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2009 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds & notes:
Corporate bonds & notes	$-	$12,688,020	$97,222	$12,785,242
Bonds & notes of U.S. government & government agencies	-	10,428,186	-	10,428,186
Mortgage-backed obligations	-	8,835,426	230,182	9,065,608
Bonds & notes of governments & government agencies outside the U.S.	-	1,529,693	-	1,529,693
Asset-backed obligations	-	1,472,100	17,169	1,489,269
Municipals	-	250,004	-	250,004
Convertible securities	-	43,227	-	43,227
Preferred securities	44,399	652,831	-	697,230
Common stocks	12,774	-	45	12,819
Short-term securities	-	1,679,915	-	1,679,915
Total	$57,173	$37,579,402	$344,618	$37,981,193

	Level 1	Level 2	Level 3	Total
Forward currency contracts (*)	-	$(65,970)	-	$(65,970)

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the six months ended June 30, 2009 (dollars in thousands):

	Beginning value at 1/1/2009	Net purchases and sales	Net realized gain (†)	Net unrealized appreciation(†)	Net transfers out of Level 3	Ending value at 6/30/2009
Investment securities	$523,921	$(64,756)	$2,059	$4,975	$(121,581)	$344,618

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2009 (dollars in thousands) (†):						$2,488

(*) Forward currency contracts are not included in the investment portfolio.
(†) Net realized gain and unrealized appreciation are included in the related amounts on investments in the statement of operations.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(1)		Reinvestments of dividends		Repurchases(1)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2009
Class A	$5,363,352	499,765	$570,629	53,013	$(3,248,390)	(301,990)	$2,685,591	250,788
Class B	190,542	17,822	25,731	2,390	(213,544)	(19,862)	2,729	350
Class C	817,462	76,102	50,965	4,735	(359,360)	(33,406)	509,067	47,431
Class F-1	1,039,716	96,272	64,611	6,003	(780,768)	(72,418)	323,559	29,857
Class F-2	537,510	49,095	4,542	420	(47,851)	(4,452)	494,201	45,063
Class 529-A	107,272	9,982	15,456	1,435	(42,933)	(3,995)	79,795	7,422
Class 529-B	9,080	849	1,681	156	(4,654)	(433)	6,107	572
Class 529-C	63,485	5,901	6,266	582	(23,112)	(2,152)	46,639	4,331
Class 529-E	6,610	616	782	73	(1,960)	(183)	5,432	506
Class 529-F-1	7,498	695	783	73	(3,057)	(285)	5,224	483
Class R-1	25,852	2,404	2,054	191	(21,283)	(1,979)	6,623	616
Class R-2	160,181	14,906	14,354	1,334	(113,224)	(10,543)	61,311	5,697
Class R-3	211,005	19,623	24,093	2,239	(188,555)	(17,508)	46,543	4,354
Class R-4	151,371	14,055	18,957	1,762	(148,342)	(13,801)	21,986	2,016
Class R-5	182,922	16,955	15,706	1,464	(443,942)	(40,873)	(245,314)	(22,454)
Class R-6(2)	117,956	10,925	918	83	(75)	(7)	118,799	11,001
Total net increase
(decrease)	$8,991,814	835,967	$817,528	75,953	$(5,641,050)	(523,887)	$4,168,292	388,033

Year ended December 31, 2008
Class A	$6,852,721	563,129	$1,370,285	116,136	$(6,431,432)	(541,018)	$1,791,574	138,247
Class B	304,429	24,965	68,497	5,813	(397,075)	(33,311)	(24,149)	(2,533)
Class C	922,097	75,445	120,888	10,276	(809,514)	(68,089)	233,471	17,632
Class F-1	1,692,529	139,793	157,443	13,367	(1,572,023)	(133,348)	277,949	19,812
Class F-2(3)	125,467	11,218	1,582	147	(23,803)	(2,194)	103,246	9,171
Class 529-A	160,968	13,215	34,433	2,929	(70,702)	(5,954)	124,699	10,190
Class 529-B	13,620	1,118	4,082	348	(8,590)	(725)	9,112	741
Class 529-C	92,811	7,615	14,184	1,211	(44,239)	(3,731)	62,756	5,095
Class 529-E	8,810	727	1,709	146	(3,943)	(331)	6,576	542
Class 529-F-1	11,194	927	1,615	138	(4,241)	(366)	8,568	699
Class R-1	54,856	4,492	4,534	388	(26,516)	(2,206)	32,874	2,674
Class R-2	295,996	24,167	35,134	2,992	(235,150)	(19,523)	95,980	7,636
Class R-3	512,079	41,561	59,475	5,056	(382,379)	(31,909)	189,175	14,708
Class R-4	382,804	31,033	46,848	3,980	(265,125)	(22,311)	164,527	12,702
Class R-5	371,353	30,448	42,060	3,567	(241,776)	(20,583)	171,637	13,432
Total net increase
(decrease)	$11,801,734	969,853	$1,962,769	166,494	$(10,516,508)	(885,599)	$3,247,995	250,748

(1) Includes exchanges between share classes of the fund.
(2)Class R-6 was offered beginning May 1, 2009.
(3)Class F-2 was offered beginning August 1, 2008.

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $10,617,555,000 and $12,182,724,000, respectively, during the six months ended June 30, 2009.

8. Forward currency contracts

The fund may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund values forward currency contracts based on the applicable exchange rate and records unrealized appreciation or depreciation for open forward currency contracts in the statement of assets and liabilities. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables or payables for closed forward currency contracts in the statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the statement of operations. As of June 30, 2009, the fund had open forward currency contracts to purchase or sell currencies as follows (amounts in thousands):

		Contract amount		Unrealized (depreciation) appreciation at June 30, 2009
	Settlement date	Receive	Deliver

Purchases:
Euros	7/27/2009	€3,876	$5,461	$(25)
				$(25)

Sales:
Australian dollars	7/20/2009	$20,073	$ A25,100	$(128)
Australian dollars	7/30/2009	$36,588	$ A52,440	(5,582)
Australian dollars	8/28/2009	$26,139	$ A37,540	(3,987)
British pounds	7/23/2009	$53,088	£36,290	(6,593)
British pounds	7/23/2009	$29,804	£20,380	(3,712)
British pounds	7/28/2009	$44,810	£30,650	(5,596)
British pounds	8/3/2009	$50,885	£30,720	364
Danish kroner	7/24/2009	$50,551	DKr291,110	(4,258)
Euros	7/8/2009	$2,297	€1,650	(18)
Euros	7/16/2009	$56	€40	-
Euros	7/23/2009	$83,826	€75,845	(8,127)
Euros	7/23/2009	$43,237	€35,050	(3,731)
Euros	7/27/2009	$594	€425	(2)
Euros	7/28/2009	$158,222	€122,085	(13,018)
Euros	7/30/2009	$116,055	€89,540	(9,536)
Euros	7/31/2009	$352	€250	1
Japanese yen	7/16/2009	$62,286	¥6,115,250	(1,195)
Polish zloty	7/17/2009	$20,741	PLN68,000	(637)
South Korean won	7/17/2009	$12,340	KRW15,610,000	82
Swedish kronor	7/17/2009	$21,098	SKr165,000	(272)
				$(65,945)

Forward currency contracts - net				$(65,970.00)

(*)Amount less than one thousand.

9. Subsequent events

As of August 7, 2009, the date the financial statements were available to be issued, no subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

Financial highlights(1)

			Income (loss) from investment operations(2)
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income to average net assets(4)

Class A:	Six months ended 6/30/2009(5)	$10.76	$.29	$.45	$.74	$(.29)	$11.21	7.06%	$25,722	.67	%(6)	.67	%(6)	5.41	%(6)
	Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)	(.75)	10.76	(12.24)	21,987	.65		.63		5.76
	Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.37	24,898	.63		.61		5.22
	Year ended 12/31/2006	13.22	.67	.09	.76	(.66)	13.32	5.88	20,670	.65		.62		5.07
	Year ended 12/31/2005	13.65	.62	(.36)	.26	(.69)	13.22	1.94	17,738	.65		.62		4.60
	Year ended 12/31/2004	13.51	.61	.16	.77	(.63)	13.65	5.85	15,822	.65		.65		4.54

Class B:	Six months ended 6/30/2009(5)	10.76	.25	.45	.70	(.25)	11.21	6.66	1,283	1.42	(6)	1.42	(6)	4.69	(6)
	Year ended 12/31/2008	13.06	.61	(2.25)	(1.64)	(.66)	10.76	(12.88)	1,227	1.40		1.37		5.02
	Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.61	1,524	1.38		1.35		4.48
	Year ended 12/31/2006	13.22	.57	.09	.66	(.56)	13.32	5.09	1,458	1.40		1.37		4.33
	Year ended 12/31/2005	13.65	.52	(.36)	.16	(.59)	13.22	1.19	1,415	1.38		1.36		3.87
	Year ended 12/31/2004	13.51	.51	.16	.67	(.53)	13.65	5.07	1,394	1.39		1.38		3.80

Class C:	Six months ended 6/30/2009(5)	10.76	.25	.45	.70	(.25)	11.21	6.63	2,901	1.46	(6)	1.46	(6)	4.61	(6)
	Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.92)	2,274	1.44		1.41		4.98
	Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.56	2,532	1.42		1.40		4.43
	Year ended 12/31/2006	13.22	.56	.09	.65	(.55)	13.32	5.04	1,847	1.45		1.42		4.27
	Year ended 12/31/2005	13.65	.51	(.36)	.15	(.58)	13.22	1.12	1,429	1.44		1.42		3.81
	Year ended 12/31/2004	13.51	.50	.16	.66	(.52)	13.65	4.99	1,123	1.46		1.45		3.71

Class F-1:	Six months ended 6/30/2009(5)	10.76	.29	.45	.74	(.29)	11.21	7.07	3,099	.67	(6)	.67	(6)	5.40	(6)
	Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)	(.75)	10.76	(12.23)	2,653	.64		.62		5.78
	Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.38	2,963	.62		.60		5.22
	Year ended 12/31/2006	13.22	.67	.09	.76	(.66)	13.32	5.90	1,611	.63		.60		5.07
	Year ended 12/31/2005	13.65	.62	(.36)	.26	(.69)	13.22	1.92	803	.65		.63		4.60
	Year ended 12/31/2004	13.51	.60	.16	.76	(.62)	13.65	5.80	487	.70		.69		4.46

Class F-2:	Six months ended 6/30/2009(5)	10.76	.30	.45	.75	(.30)	11.21	7.20	608	.42	(6)	.42	(6)	5.51	(6)
	Period from 8/4/2008 to 12/31/2008	12.31	.29	(1.47)	(1.18)	(.37)	10.76	(9.62)	99	.18		.17		2.69

Class 529-A:	Six months ended 6/30/2009(5)	10.76	.29	.45	.74	(.29)	11.21	7.04	653	.72	(6)	.72	(6)	5.36	(6)
	Year ended 12/31/2008	13.06	.69	(2.25)	(1.56)	(.74)	10.76	(12.28)	547	.69		.67		5.74
	Year ended 12/31/2007	13.32	.68	(.25)	.43	(.69)	13.06	3.31	532	.69		.67		5.17
	Year ended 12/31/2006	13.22	.66	.09	.75	(.65)	13.32	5.85	388	.68		.66		5.05
	Year ended 12/31/2005	13.65	.61	(.36)	.25	(.68)	13.22	1.88	273	.69		.67		4.57
	Year ended 12/31/2004	13.51	.60	.16	.76	(.62)	13.65	5.80	187	.70		.70		4.48

Class 529-B:	Six months ended 6/30/2009(5)	10.76	.25	.45	.70	(.25)	11.21	6.60	81	1.52	(6)	1.52	(6)	4.57	(6)
	Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.98)	71	1.51		1.48		4.92
	Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.49	77	1.50		1.47		4.36
	Year ended 12/31/2006	13.22	.55	.09	.64	(.54)	13.32	4.97	69	1.53		1.50		4.20
	Year ended 12/31/2005	13.65	.50	(.36)	.14	(.57)	13.22	1.02	58	1.54		1.52		3.71
	Year ended 12/31/2004	13.51	.48	.16	.64	(.50)	13.65	4.86	49	1.59		1.58		3.60

Class 529-C:	Six months ended 6/30/2009(5)	10.76	.25	.45	.70	(.25)	11.21	6.60	318	1.52	(6)	1.52	(6)	4.56	(6)
	Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.97)	258	1.50		1.47		4.94
	Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.50	247	1.49		1.46		4.37
	Year ended 12/31/2006	13.22	.55	.09	.64	(.54)	13.32	4.99	170	1.51		1.49		4.22
	Year ended 12/31/2005	13.65	.50	(.36)	.14	(.57)	13.22	1.03	121	1.53		1.51		3.74
	Year ended 12/31/2004	13.51	.48	.16	.64	(.50)	13.65	4.88	86	1.57		1.57		3.61

Class 529-E:	Six months ended 6/30/2009(5)	$10.76	$.28	$.45	$.73	$(.28)	$11.21	6.88%	$36	1.01	%(6)	1.01	%(6)	5.07	%(6)
	Year ended 12/31/2008	13.06	.66	(2.25)	(1.59)	(.71)	10.76	(12.53)	29	.99		.96		5.45
	Year ended 12/31/2007	13.32	.65	(.25)	.40	(.66)	13.06	3.02	28	.98		.96		4.88
	Year ended 12/31/2006	13.22	.62	.09	.71	(.61)	13.32	5.53	21	.99		.97		4.74
	Year ended 12/31/2005	13.65	.57	(.36)	.21	(.64)	13.22	1.56	15	1.01		.99		4.25
	Year ended 12/31/2004	13.51	.55	.16	.71	(.57)	13.65	5.43	11	1.05		1.05		4.13

Class 529-F-1:	Six months ended 6/30/2009(5)	10.76	.30	.45	.75	(.30)	11.21	7.15	32	.51	(6)	.51	(6)	5.57	(6)
	Year ended 12/31/2008	13.06	.72	(2.25)	(1.53)	(.77)	10.76	(12.10)	26	.49		.46		5.96
	Year ended 12/31/2007	13.32	.71	(.25)	.46	(.72)	13.06	3.53	22	.48		.46		5.38
	Year ended 12/31/2006	13.22	.69	.09	.78	(.68)	13.32	6.05	14	.49		.46		5.25
	Year ended 12/31/2005	13.65	.62	(.36)	.26	(.69)	13.22	1.98	7	.58		.56		4.69
	Year ended 12/31/2004	13.51	.59	.16	.75	(.61)	13.65	5.69	4	.80		.80		4.36

Class R-1:	Six months ended 6/30/2009(5)	10.76	.25	.45	.70	(.25)	11.21	6.64	98	1.44	(6)	1.44	(6)	4.64	(6)
	Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.92)	88	1.44		1.42		5.01
	Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.54	71	1.44		1.42		4.44
	Year ended 12/31/2006	13.22	.56	.09	.65	(.55)	13.32	5.05	29	1.49		1.42		4.28
	Year ended 12/31/2005	13.65	.51	(.36)	.15	(.58)	13.22	1.11	18	1.51		1.43		3.82
	Year ended 12/31/2004	13.51	.50	.16	.66	(.52)	13.65	4.98	11	1.55		1.47		3.70

Class R-2:	Six months ended 6/30/2009(5)	10.76	.25	.45	.70	(.25)	11.21	6.59	706	1.53	(6)	1.53	(6)	4.57	(6)
	Year ended 12/31/2008	13.06	.59	(2.25)	(1.66)	(.64)	10.76	(12.99)	616	1.53		1.50		4.90
	Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.56	648	1.51		1.40		4.44
	Year ended 12/31/2006	13.22	.56	.09	.65	(.55)	13.32	5.06	500	1.67		1.41		4.30
	Year ended 12/31/2005	13.65	.51	(.36)	.15	(.58)	13.22	1.14	352	1.74		1.41		3.84
	Year ended 12/31/2004	13.51	.50	.16	.66	(.52)	13.65	5.02	238	1.85		1.43		3.73

Class R-3:	Six months ended 6/30/2009(5)	10.76	.28	.45	.73	(.28)	11.21	6.89	1,028	.99	(6)	.99	(6)	5.11	(6)
	Year ended 12/31/2008	13.06	.66	(2.25)	(1.59)	(.71)	10.76	(12.52)	939	.98		.95		5.45
	Year ended 12/31/2007	13.32	.65	(.25)	.40	(.66)	13.06	3.02	949	.98		.95		4.89
	Year ended 12/31/2006	13.22	.62	.09	.71	(.61)	13.32	5.49	570	1.02		.99		4.71
	Year ended 12/31/2005	13.65	.56	(.36)	.20	(.63)	13.22	1.53	361	1.05		1.02		4.23
	Year ended 12/31/2004	13.51	.55	.16	.71	(.57)	13.65	5.42	213	1.06		1.05		4.12

Class R-4:	Six months ended 6/30/2009(5)	10.76	.29	.45	.74	(.29)	11.21	7.06	759	.67	(6)	.67	(6)	5.43	(6)
	Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)	(.75)	10.76	(12.25)	707	.67		.64		5.77
	Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.35	692	.66		.64		5.22
	Year ended 12/31/2006	13.22	.66	.09	.75	(.65)	13.32	5.86	325	.67		.65		5.06
	Year ended 12/31/2005	13.65	.61	(.36)	.25	(.68)	13.22	1.91	182	.67		.65		4.61
	Year ended 12/31/2004	13.51	.60	.16	.76	(.62)	13.65	5.81	77	.68		.68		4.48

Class R-5:	Six months ended 6/30/2009(5)	10.76	.31	.45	.76	(.31)	11.21	7.23	444	.37	(6)	.37	(6)	5.77	(6)
	Year ended 12/31/2008	13.06	.73	(2.25)	(1.52)	(.78)	10.76	(12.00)	667	.37		.34		6.06
	Year ended 12/31/2007	13.32	.73	(.25)	.48	(.74)	13.06	3.65	635	.36		.34		5.50
	Year ended 12/31/2006	13.22	.70	.09	.79	(.69)	13.32	6.17	336	.37		.35		5.36
	Year ended 12/31/2005	13.65	.66	(.36)	.30	(.73)	13.22	2.21	204	.37		.35		4.91
	Year ended 12/31/2004	13.51	.65	.16	.81	(.67)	13.65	6.14	127	.37		.37		4.81

Class R-6:	Period from 5/1/2009 to 6/30/2009(5)	10.78	.09	.43	.52	(.09)	11.21	4.88	123	.05		.05		.86

	Six months ended June 30,	Year ended December 31
	2009(5)	2008	2007	2006	2005	2004

Portfolio turnover rate for all classes of shares	47%	57%	58%	53%	50%	45%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Unaudited.
(6)Annualized.

See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009, through June 30, 2009).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/2009	Ending account value 6/30/2009	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,070.62	$3.44	.67%
Class A -- assumed 5% return	1,000.00	1,021.47	3.36	.67
Class B -- actual return	1,000.00	1,066.57	7.28	1.42
Class B -- assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class C -- actual return	1,000.00	1,066.32	7.48	1.46
Class C -- assumed 5% return	1,000.00	1,017.55	7.30	1.46
Class F-1 -- actual return	1,000.00	1,070.66	3.44	.67
Class F-1 -- assumed 5% return	1,000.00	1,021.47	3.36	.67
Class F-2 -- actual return	1,000.00	1,072.00	2.16	.42
Class F-2 -- assumed 5% return	1,000.00	1,022.71	2.11	.42
Class 529-A -- actual return	1,000.00	1,070.35	3.70	.72
Class 529-A -- assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 529-B -- actual return	1,000.00	1,065.98	7.79	1.52
Class 529-B -- assumed 5% return	1,000.00	1,017.26	7.60	1.52
Class 529-C -- actual return	1,000.00	1,066.02	7.79	1.52
Class 529-C -- assumed 5% return	1,000.00	1,017.26	7.60	1.52
Class 529-E -- actual return	1,000.00	1,068.81	5.18	1.01
Class 529-E -- assumed 5% return	1,000.00	1,019.79	5.06	1.01
Class 529-F-1 -- actual return	1,000.00	1,071.53	2.62	.51
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.27	2.56	.51
Class R-1 -- actual return	1,000.00	1,066.41	7.38	1.44
Class R-1 -- assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class R-2 -- actual return	1,000.00	1,065.92	7.84	1.53
Class R-2 -- assumed 5% return	1,000.00	1,017.21	7.65	1.53
Class R-3 -- actual return	1,000.00	1,068.92	5.08	.99
Class R-3 -- assumed 5% return	1,000.00	1,019.89	4.96	.99
Class R-4 -- actual return	1,000.00	1,070.62	3.44	.67
Class R-4 -- assumed 5% return	1,000.00	1,021.47	3.36	.67
Class R-5 -- actual return	1,000.00	1,072.25	1.90	.37
Class R-5 -- assumed 5% return	1,000.00	1,022.96	1.86	.37
Class R-6 -- actual return †	1,000.00	1,048.79	.54	.32
Class R-6 -- assumed 5% return †	1,000.00	1,023.21	1.61	.32

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

† The period for the “annualized expense ratio” and “actual return” line is based on the number of days from May 1, 2009 (the initial sale of the share class), through June 30, 2009, and accordingly, is not representative of a full period. The “assumed 5% return” line is based on 181 days.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2009, portfolio of The Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2009, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

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The right choice for the long term®

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•	A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•	An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•	The multiple portfolio counselor system

Our unique approach to portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•	Experienced investment professionals
American Funds portfolio counselors have an average of 25 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•	A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•  Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•  Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•  Equity-income funds
Capital Income Builder®
The Income Fund of America®

•  Balanced fund
American Balanced Fund®

•  Bond funds
American High-Income TrustSM
>The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•  Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•  Money market fund
American Funds Money Market FundSM

•  American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit. No. MFGESR-908-0809P

Litho in USA BG/ALD/6370-S20693

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics
Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments
[logo – American Funds®]

Bond Fund of AmericaSM
Investment portfolio

June 30, 2009
 unaudited

Bonds & notes — 93.82%	Principal amount (000)	Value (000)

CORPORATE BONDS & NOTES — 33.74%
FINANCIALS — 9.92%
Diversified financials — 2.84%
Countrywide Home Loans, Inc., Series M, 4.125% 2009	$23,575	$23,653
Countrywide Financial Corp., Series A, 4.50% 2010	15,540	15,388
Countrywide Financial Corp. 6.25% 2010	$ A7,700	6,086
Countrywide Financial Corp., Series B, 1.426% 2012[1]	$30,000	27,000
Countrywide Financial Corp., Series B, 5.80% 2012	88,973	89,587
Bank of America Corp., Series L, 7.375% 2014	2,000	2,068
Bank of America Corp. 5.75% 2017	10,000	8,919
Bank of America Corp. 6.10% 2017	14,443	12,746
Bank of America Corp. 5.65% 2018	23,810	21,075
Merrill Lynch & Co., Inc. 6.875% 2018	10,000	9,270
Bank of America Corp. 7.625% 2019	17,520	17,628
Fleet Capital Trust II 7.92% 2026	6,340	5,209
BankAmerica Capital II, Series 2, 8.00% 2026	4,425	3,680
MBNA Capital A, Series A, 8.278% 2026	7,500	6,332
NB Capital Trust IV 8.25% 2027	7,612	6,405
CIT Group Inc. 6.875% 2009	15,000	14,351
CIT Group Inc. 4.25% 2010	33,000	29,631
CIT Group Inc. 1.353% 2011[1]	32,500	22,118
CIT Group Inc. 1.17% 2012[1]	6,080	3,590
CIT Group Inc. 5.40% 2012	10,550	7,179
CIT Group Inc. 7.625% 2012[2]	18,275	12,975
CIT Group Inc. 7.75% 2012	2,455	1,712
CIT Group Inc. 5.40% 2013	9,330	5,787
CIT Group Inc. 5.00% 2014	1,260	749
CIT Group Inc. 5.125% 2014	3,095	1,826
CIT Group Inc. 5.65% 2017	4,089	2,310
CIT Group Inc. 12.00% 2018[3]	19,999	9,404
CIT Group Inc. 5.80% 2036	1,574	847
CIT Group Inc. 6.10% 2067[1]	22,375	8,497
JPMorgan Chase & Co. 4.891% 2015[1]	49,025	42,663
JPMorgan Chase Bank NA 5.875% 2016	25,730	24,833
JPMorgan Chase Bank NA 6.00% 2017	22,580	22,013
JPMorgan Chase Capital XXV, Series Y, 6.80% 2037	14,878	12,832
JPMorgan Chase Capital XX, Series T, 6.55% 2066[1]	15,962	12,722
Capital One Financial Corp. 0.93% 2009[1]	30,000	29,892
Capital One Financial Corp. 5.70% 2011	12,000	12,059
Capital One Financial Corp. 7.375% 2014	21,000	21,677
Capital One Financial Corp. 6.15% 2016	10,000	8,863
Capital One Capital III 7.686% 2036[1]	50,065	35,797
International Lease Finance Corp., Series O, 4.55% 2009	8,125	7,882
International Lease Finance Corp. 5.00% 2012	13,500	10,448
International Lease Finance Corp., Series R, 5.40% 2012	10,000	7,806
International Lease Finance Corp., Series R, 5.625% 2013	20,000	15,122
International Lease Finance Corp., Series R, 6.375% 2013	2,000	1,523
International Lease Finance Corp., Series R, 6.625% 2013	25,500	19,645
International Lease Finance Corp., Series R, 5.65% 2014	16,135	11,704
Goldman Sachs Group, Inc. 6.25% 2017	4,555	4,514
Goldman Sachs Group, Inc. 5.95% 2018	3,540	3,439
Goldman Sachs Group, Inc. 6.15% 2018	13,750	13,409
Goldman Sachs Group, Inc. 7.50% 2019	42,280	45,286
Citigroup Inc. 6.125% 2017	25,825	22,678
Citigroup Inc. 6.125% 2018	2,875	2,519
Citigroup Capital XXI 8.30% 2077[1]	41,325	32,299
SLM Corp., Series A, 4.50% 2010	38,000	35,919
SLM Corp., Series A, 1.322% 2011[1]	8,700	7,053
SLM Corp., Series A, 5.40% 2011	5,000	4,499
SLM Corp., Series A, 5.375% 2013	3,000	2,508
SLM Corp., Series A, 1.392% 2014[1]	6,900	4,802
General Motors Acceptance Corp. 7.25% 2011[3]	7,179	6,641
General Motors Acceptance Corp. 6.625% 2012[3]	1,899	1,605
General Motors Acceptance Corp. 6.875% 2012[3]	7,782	6,576
General Motors Acceptance Corp. 7.00% 2012[3]	16,383	14,057
General Motors Acceptance Corp. 7.50% 2013[3]	10,426	8,184
General Motors Acceptance Corp. 2.868% 2014[1,3]	3,070	2,153
General Motors Acceptance Corp. 6.75% 2014[3]	1,535	1,220
General Motors Acceptance Corp. 8.00% 2018[3]	9,577	6,177
Morgan Stanley 6.00% 2014	28,400	28,784
Morgan Stanley, Series F, 5.95% 2017	10,400	9,996
Morgan Stanley 10.09% 2017	BRL3,000	1,281
American Express Co. 6.15% 2017	$19,185	17,722
American Express Co. 8.15% 2038	4,600	4,877
American Express Co. 6.80% 2066[1]	6,321	4,557
Lehman Brothers Holdings Inc., Series I, 3.018% 2012[1,4]	3,300	503
Lehman Brothers Holdings Inc., Series G, 4.80% 2014[4]	10,395	1,585
Lehman Brothers Holdings Inc., Series I, 6.20% 2014[4]	42,650	6,504
Lehman Brothers Holdings Inc., Series H, 5.50% 2016[4]	765	117
Lehman Brothers Holdings Inc., Series I, 6.875% 2018[4]	81,508	13,449
Lazard Group LLC 7.125% 2015	19,385	17,830
Lazard Group LLC 6.85% 2017	1,775	1,633
Northern Trust Corp. 5.50% 2013	5,450	5,783
Northern Trust Corp. 4.625% 2014	8,475	8,718
Northern Trust Corp. 5.85% 2017[5]	3,750	3,905
Charles Schwab Corp., Series A, 6.375% 2017	12,490	12,997
Schwab Capital Trust I 7.50% 2037[1]	4,485	3,749
ING Bank NV 5.50% 2012	€3,750	5,370
ING Groep NV 5.775% (undated)[1]	$15,500	9,078
iStar Financial, Inc. 6.00% 2010	3,805	2,626
iStar Financial, Inc. 8.625% 2013	5,000	2,602
Capmark Financial Group Inc. 7.875% 2012	9,410	2,446
Capmark Financial Group Inc. 8.30% 2017	6,090	1,437
Bank of New York Mellon Corp., Series G, 4.95% 2012	3,500	3,704
Credit Suisse Group AG 5.50% 2014	3,000	3,120
E*TRADE Financial Corp. 7.875% 2015	2,770	2,202
Advanta Capital Trust I, Series B, 8.99% 2026	12,500	2,094
		1,077,710

Banks — 2.79%
Independence Community Bank Corp. 4.90% 2010	12,000	11,724
Sovereign Bancorp, Inc. 2.738% 2013[1]	3,000	2,266
Santander Issuances, SA Unipersonal 0.969% 2016[1,3]	21,500	17,976
Santander Issuances, SA Unipersonal 5.805% 2016[1,3]	76,100	61,239
Sovereign Bancorp, Inc. 8.75% 2018	70,920	69,963
Santander Perpetual, SA Unipersonal 6.671% (undated)[1,3]	21,800	16,156
Abbey National PLC 7.50% (undated)[1]	£3,270	3,997
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	€2,155	3,018
UniCredito Italiano SpA 5.584% 2017[1,3]	$60,690	52,908
UniCredito Italiano SpA 6.00% 2017[3]	67,825	60,845
HVB Funding Trust I 8.741% 2031[3]	5,555	3,111
HVB Funding Trust III 9.00% 2031[3]	16,038	8,981
PNC Funding Corp. 1.239% 2014[1]	28,000	25,300
PNC Funding Corp. 5.40% 2014	10,000	10,114
PNC Bank NA 6.875% 2018	5,200	5,149
PNC Funding Corp. 6.70% 2019	15,000	15,499
PNC Funding Corp., Series II, 6.113% (undated)[1,3]	18,300	9,513
National City Preferred Capital Trust I 12.00% (undated)[1]	55,000	57,475
Resona Bank, Ltd. 3.75% 2015[1]	€9,740	12,976
Resona Bank, Ltd 4.125% (undated)[1]	5,735	5,954
Resona Bank, Ltd. 5.85% (undated)[1,3]	$90,833	68,669
Scotland International Finance No. 2 BV 4.25% 2013[3]	7,744	6,442
HBOS PLC 6.75% 2018[3]	63,135	47,733
HBOS PLC 6.00% 2033[3]	5,465	3,273
HBOS Capital Funding LP 6.071% (undated)[1,3]	15,075	5,499
Lloyds Banking Group PLC 6.657% preference shares (undated)[1,3]	15,991	5,765
Fifth Third Bancorp 8.25% 2038	30,250	23,209
Fifth Third Capital Trust IV 6.50% 2067[1]	67,680	41,268
Standard Chartered PLC 5.50% 2014[3]	4,000	4,087
Standard Chartered Bank 6.40% 2017[3]	52,710	47,703
Standard Chartered Bank 5.375% (undated)[1]	£150	180
HSBC Finance Corp. 5.70% 2011	$15,000	15,144
HSBC Finance Corp. 0.979% 2012[1]	20,000	17,608
HSBC Finance Corp. 1.457% 2012[1]	15,000	13,268
Royal Bank of Scotland Group PLC 5.00% 2013	2,605	2,148
Royal Bank of Scotland Group PLC 5.00% 2014	11,352	9,085
Royal Bank of Scotland Group PLC 5.05% 2015	10,638	8,348
Royal Bank of Scotland PLC 9.625% 2015	£200	327
Royal Bank of Scotland PLC 6.934% 2018	€12,780	15,092
Royal Bank of Scotland PLC 5.00% (undated)[1]	£200	199
Wells Fargo Bank, National Assn. 4.75% 2015	$19,035	18,071
Wells Fargo & Co. 5.625% 2017	8,500	8,381
Wells Fargo Bank, National Assn. 5.95% 2036	7,000	6,284
Wells Fargo Capital XIII 7.70% (undated)[1]	600	498
Wells Fargo & Co. 7.98% (undated)[1]	1,625	1,351
Société Générale 5.75% 2016[3]	36,515	33,621
Paribas, New York Branch 6.95% 2013	11,550	12,038
BNP Paribas 4.80% 2015[3]	305	244
BNP Paribas 5.125% 2015[3]	12,070	11,301
BNP Paribas 5.75% 2022	£415	663
SunTrust Banks, Inc. 5.25% 2012	$1,885	1,922
SunTrust Banks, Inc. 6.00% 2017	940	852
SunTrust Banks, Inc. 7.25% 2018	21,200	20,868
Korea Development Bank 5.30% 2013	13,635	13,439
Korea Development Bank 8.00% 2014	9,115	9,879
United Overseas Bank Ltd. 5.375% 2019[1,3]	22,250	21,252
UnionBanCal Corp. 5.25% 2013	2,040	1,886
Union Bank of California, NA 5.95% 2016	17,415	16,133
Silicon Valley Bank 5.70% 2012	18,000	16,759
HSBK (Europe) BV 7.75% 2013	9,700	7,178
HSBK (Europe) BV 7.75% 2013[3]	305	226
HSBK (Europe) BV 7.25% 2017[3]	10,460	6,067
Zions Bancorporation 5.50% 2015	9,063	6,532
Zions Bancorporation 6.00% 2015	8,442	6,043
DBS Bank Ltd. 1.704% 2021[1,3]	12,500	9,719
Banco Santander-Chile 5.375% 2014[3]	9,035	8,605
Northern Rock PLC 5.60% (undated)[1,3]	13,815	2,832
Northern Rock PLC 6.594% (undated)[1,3]	27,465	5,630
Barclays Bank PLC 6.05% 2017[3]	4,600	3,995
Barclays Bank PLC 6.375% (undated)[1]	£240	294
Barclays Bank PLC 7.70% (undated)[1,3]	$2,000	1,666
Sumitomo Mitsui Banking Corp. 8.00% 2012	3,500	3,794
Bergen Bank 1.938% (undated)[1]	5,000	2,824
Credit Agricole SA 6.637% (undated)[1,3]	4,535	2,744
Allied Irish Banks, PLC 5.625% 2030[1]	£250	222
Allied Irish Banks Ltd. 1.563% (undated)[1]	$7,000	2,095
Christiana Bank Og Kreditkasse 1.625% (undated)[1]	4,000	1,880
Norinchukin Finance (Cayman) Ltd. 5.625% 2016[1]	£205	319
Skandinaviska Enskilda Banken AB 5.00% (undated)[1]	78	93
Commerzbank AG 6.625% 2019	70	87
		1,057,498

Insurance — 2.41%
Liberty Mutual Group Inc. 6.50% 2035[3]	$37,810	23,036
Liberty Mutual Group Inc. 7.50% 2036[3]	37,485	25,890
Liberty Mutual Group Inc., Series A, 7.80% 2087[1,3]	20,488	11,494
Liberty Mutual Group Inc., Series C, 10.75% 2088[1,3]	88,940	64,144
ZFS Finance (USA) Trust II 6.45% 2065[1,3]	29,500	22,715
ZFS Finance (USA) Trust V 6.50% 2067[1,3]	87,675	64,880
Prudential Financial, Inc., Series D, 5.10% 2011	3,375	3,351
Prudential Holdings, LLC, Series C, 8.695% 2023[3,6]	57,035	54,683
Prudential Financial, Inc. 8.875% 2068[1]	15,000	12,672
Metropolitan Life Global Funding I, 5.125% 2013[3]	18,310	18,639
MetLife Capital Trust IV 7.875% 2067[1,3]	5,000	4,060
MetLife Capital Trust X 9.25% 2068[1,3]	35,550	31,712
Lincoln National Corp. 5.65% 2012	19,250	18,698
Lincoln National Corp. 7.00% 2066[1]	53,178	34,034
ACE INA Holdings Inc. 5.875% 2014	18,775	19,409
ACE INA Holdings Inc. 5.70% 2017	4,000	3,989
ACE INA Holdings Inc. 5.80% 2018	7,000	6,986
ACE Capital Trust II 9.70% 2030	12,423	11,336
ACE INA Holdings Inc. 6.70% 2036	5,980	5,939
CNA Financial Corp. 5.85% 2014	11,500	9,244
CNA Financial Corp. 6.50% 2016	24,625	19,981
CNA Financial Corp. 7.25% 2023	24,145	17,335
Catlin Insurance Ltd. 7.249% (undated)[1,3]	70,755	39,671
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	17,500	18,110
Allstate Corp., Series B, 6.125% 2067[1]	28,300	21,084
Monumental Global Funding 5.50% 2013[3]	16,270	15,711
Monumental Global Funding III 5.25% 2014[3]	21,500	20,299
AEGON NV 6.125% 2031	£1,730	2,115
American General Finance Corp., Series I, 5.85% 2013	$27,500	15,787
American General Finance Corp., Series I, 5.40% 2015	20,000	10,784
American General Finance Corp., Series J, 6.90% 2017	20,000	10,844
Chubb Corp. 5.75% 2018	6,500	6,754
Chubb Corp. 6.50% 2038	19,850	21,592
Chubb Corp. 6.375% 2067[1]	7,150	5,728
Hartford Financial Services Group, Inc. 5.25% 2011	5,625	5,439
Hartford Financial Services Group, Inc. 6.30% 2018	24,000	19,547
Hartford Financial Services Group, Inc. 8.125% 2068[1]	10,000	7,010
New York Life Global Funding 5.25% 2012[3]	15,300	16,213
New York Life Global Funding 4.65% 2013[3]	9,170	9,309
Nationwide Mutual Insurance 5.81% 2024[1,3]	19,085	11,219
Nationwide Mutual Insurance Co. 8.25% 2031[3]	15,675	12,602
Nationwide Mutual Insurance Co. 6.60% 2034[3]	2,000	1,205
Nationwide Financial Services, Inc. 6.75% 2067[1]	40,430	23,937
Principal Life Insurance Co. 5.30% 2013	18,000	17,974
Principal Life Global Funding I 4.40% 2010[3]	16,600	16,484
AXA SA 6.463% (undated)[1,3]	25,000	15,774
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	15,000	14,770
Assurant, Inc. 5.625% 2014	16,000	14,285
MassMutual Global Funding II, Series 2002-1, 3.50% 2010[3]	10,000	9,856
Jackson National Life Global 5.375% 2013[3]	10,000	9,634
United Energy Distribution Pty Ltd., AMBAC insured, 4.70% 2011[3]	10,000	9,606
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	10,000	9,409
Loews Corp. 6.00% 2035	8,000	6,815
Assured Guaranty US Holdings Inc., Series A, 6.40% 2066[1]	7,425	3,791
TIAA Global Markets 4.95% 2013[3]	3,275	3,372
UnumProvident Finance Co. PLC 6.85% 2015[3]	2,839	2,343
		913,300

Real estate — 1.58%
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[3]	44,950	44,010
Westfield Group 5.40% 2012[3]	30,035	28,843
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[3]	35,860	32,297
Westfield Group 7.50% 2014[3]	12,500	12,407
Westfield Group 5.70% 2016[3]	19,240	16,683
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 5.50% 2017	£3,780	5,130
Westfield Group 7.125% 2018[3]	$38,060	35,380
Kimco Realty Corp., Series C, 4.82% 2011	7,500	7,280
Kimco Realty Corp. 6.00% 2012	20,570	19,498
Kimco Realty Corp., Series C, 4.82% 2014	12,000	10,203
Kimco Realty Corp., Series C, 4.904% 2015	6,335	5,387
Kimco Realty Corp., Series C, 5.783% 2016	19,500	16,530
Kimco Realty Corp. 5.70% 2017	28,450	23,623
PLD International Finance LLC 4.375% 2011	€7,700	10,062
ProLogis 5.625% 2015	$13,035	10,348
ProLogis 5.625% 2016	745	573
ProLogis 5.75% 2016	27,620	21,799
ProLogis 6.625% 2018	48,130	37,957
Simon Property Group, LP 5.60% 2011	8,810	8,915
Simon Property Group, LP 5.00% 2012	10,000	9,975
Simon Property Group, LP 5.75% 2012	4,000	4,067
Simon Property Group, LP 5.75% 2015	3,250	2,997
Simon Property Group, LP 5.25% 2016	3,610	3,211
Simon Property Group, LP 6.10% 2016	4,750	4,439
Simon Property Group, LP 5.875% 2017	17,000	15,632
Simon Property Group, LP 6.125% 2018	23,950	22,315
Simon Property Group, LP 10.35% 2019	4,495	5,115
Hospitality Properties Trust 6.85% 2012	2,000	1,799
Hospitality Properties Trust 6.75% 2013	17,845	15,710
Hospitality Properties Trust 5.125% 2015	6,665	5,295
Hospitality Properties Trust 6.30% 2016	26,223	21,030
Hospitality Properties Trust 5.625% 2017	8,100	6,055
Hospitality Properties Trust 6.70% 2018	33,515	25,705
Brandywine Operating Partnership, LP 5.75% 2012	27,110	24,526
Brandywine Operating Partnership, LP 5.40% 2014	3,000	2,332
Rouse Co. 3.625% 2009[4]	5,200	3,302
Rouse Co. 7.20% 2012[4]	17,475	11,184
Rouse Co. 5.375% 2013[4]	7,250	4,604
Rouse Co. 6.75% 2013[3,4]	3,750	2,381
ERP Operating LP 5.25% 2014	2,000	1,901
ERP Operating LP 6.584% 2015	13,040	12,939
ERP Operating LP 5.75% 2017	1,530	1,429
ERP Operating LP 7.125% 2017	5,000	5,054
Developers Diversified Realty Corp. 5.375% 2012	5,782	3,911
Developers Diversified Realty Corp. 5.50% 2015	17,500	11,173
Realogy Corp., Letter of Credit, 3.37% 2013[1,6,7]	241	175
Realogy Corp., Term Loan B, 4.177% 2013[1,6,7]	861	626
Realogy Corp. 10.50% 2014	17,985	7,868
Realogy Corp. 11.75% 2014[1,8]	2,774	888
Realogy Corp. 12.375% 2015	2,000	570
Weingarten Realty Investors, Series A, 4.857% 2014	6,080	4,853
Host Marriott, LP, Series M, 7.00% 2012	2,675	2,595
Host Hotels & Resorts, LP, Series S, 6.875% 2014	300	271
Host Hotels & Resorts LP 9.00% 2017[3]	1,800	1,723
Federal Realty Investment Trust 4.50% 2011	3,500	3,313
Plum Creek Timberlands, LP 5.875% 2015	1,500	1,270
		599,158

Automobiles & components — 0.30%
Ford Motor Credit Co. 7.375% 2009	26,725	26,498
Ford Motor Credit Co. 7.875% 2010	10,000	9,501
Ford Motor Credit Co. 8.625% 2010	425	399
Ford Motor Credit Co. 9.75% 2010[1]	5,000	4,791
Ford Motor Credit Co. 5.879% 2011[1]	20,275	17,614
Ford Motor Credit Co. 7.25% 2011	24,000	20,769
Ford Motor Credit Co. 7.375% 2011	2,200	1,992
Ford Motor Credit Co. 3.889% 2012[1]	8,825	6,839
Ford Motor Credit Co. 7.80% 2012	900	775
Ford Motor Credit Co. 8.00% 2016	2,000	1,531
American Honda Finance Corp. 5.125% 2010[3]	21,850	21,566
		112,275

CONSUMER DISCRETIONARY — 4.48%
Media — 2.89%
Comcast Cable Communications, Inc. 6.75% 2011	520	550
Tele-Communications, Inc. 9.80% 2012	17,500	19,711
Comcast Cable Communications, Inc. 7.125% 2013	14,625	16,101
Tele-Communications, Inc. 7.875% 2013	7,500	8,541
Comcast Corp. 5.85% 2015	29,025	30,119
Comcast Corp. 6.50% 2015	9,000	9,557
Comcast Corp. 6.30% 2017	24,500	25,972
Comcast Corp. 5.875% 2018	45,765	46,469
Comcast Corp. 5.65% 2035	4,745	4,360
Comcast Corp. 6.45% 2037	7,250	7,168
Comcast Corp. 6.95% 2037	15,520	16,233
Comcast Corp. 6.40% 2038	11,800	11,589
Time Warner Inc. 1.15% 2009[1]	8,510	8,490
Time Warner Inc. 5.50% 2011	1,675	1,731
AOL Time Warner Inc. 6.75% 2011	3,815	3,994
AOL Time Warner Inc. 6.875% 2012	22,500	24,085
Time Warner Inc. 5.875% 2016	56,140	55,408
Time Warner Companies, Inc. 7.25% 2017	1,600	1,650
Time Warner Companies, Inc. 7.57% 2024	12,340	12,107
AOL Time Warner Inc. 7.625% 2031	31,935	31,127
Time Warner Inc. 6.50% 2036	45,485	39,949
Time Warner Cable Inc. 5.40% 2012	8,000	8,274
Time Warner Cable Inc. 6.20% 2013	4,500	4,746
Time Warner Cable Inc. 7.50% 2014	22,860	25,208
Time Warner Cable Inc. 8.25% 2014	40,000	44,879
Time Warner Cable Inc. 6.75% 2018	60,500	63,121
Time Warner Cable Inc. 8.25% 2019	21,560	24,504
Time Warner Cable Inc. 8.75% 2019	3,950	4,609
News America Holdings Inc. 8.00% 2016	1,000	1,066
News America Inc. 7.25% 2018	2,250	2,274
News America Holdings Inc. 8.25% 2018	15,290	16,682
News America Inc. 6.90% 2019[3]	54,975	57,386
News America Inc. 6.65% 2037	38,900	35,096
News America Inc. 7.85% 2039[3]	3,500	3,741
Thomson Reuters Corp. 6.50% 2018	74,120	77,270
Cox Communications, Inc. 7.875% 2009	1,000	1,006
Cox Communications, Inc. 4.625% 2010	900	904
Cox Communications, Inc. 7.125% 2012	7,000	7,530
Cox Communications, Inc. 5.45% 2014	17,045	16,940
Cox Communications, Inc. 9.375% 2019[3]	26,205	31,606
Cox Communications, Inc. 8.375% 2039[3]	6,555	7,330
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	10,000	10,600
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[3]	10,150	9,820
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	13,325	12,725
Charter Communications Operating, LLC, Term Loan B, 4.25% 2014[1,6,7]	12,017	10,860
Charter Communications Operating, LLC, Term Loan B, 7.25% 2014[1,6,7]	1,975	1,947
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[3]	1,575	1,516
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[3]	15,375	15,990
CCH I, LLC and CCH I Capital Corp. 11.00% 2015[4]	950	119
Univision Communications Inc. 7.85% 2011	7,055	6,984
Univision Communications, Inc., First Lien Term Loan B, 2.56% 2014[1,6,7]	11,205	8,428
Univision Communications Inc. 12.00% 2014[3]	4,555	4,498
Univision Communications Inc. 10.50% 2015[1,3,8]	35,720	20,986
NTL Cable PLC 8.75% 2014	10,725	10,511
NTL Cable PLC 8.75% 2014	€1,000	1,318
NTL Cable PLC 9.50% 2016	$15,200	15,048
Warner Music Group 0%/9.50% 2014[9]	125	99
Warner Music Group 7.375% 2014	4,725	4,022
Warner Music Group 9.50% 2016[3]	13,175	13,175
AMC Entertainment Inc. 8.00% 2014	8,125	6,967
AMC Entertainment Inc., Series B, 11.00% 2016	2,500	2,431
AMC Entertainment Inc. 8.75% 2019[3]	5,000	4,725
Quebecor Media Inc. 7.75% 2016	8,950	8,156
Quebecor Media Inc. 7.75% 2016	5,670	5,167
TL Acquisitions, Inc., Term Loan B, 2.81% 2014[1,6,7]	5,586	4,700
Thomson Learning 10.50% 2015[3]	9,450	7,702
CBS Corp. 8.875% 2019	12,400	12,105
Viacom Inc. 5.75% 2011	2,500	2,561
Viacom Inc. 6.25% 2016	7,500	7,399
CSC Holdings, Inc. 8.50% 2014[3]	3,825	3,811
CSC Holdings, Inc. 8.625% 2019[3]	3,700	3,645
Kabel Deutschland GmbH 10.625% 2014	7,150	7,409
American Media Operation 9.00% 2013[3,8]	1,149	577
American Media Operation 14.00% 2013[1,3,8]	16,136	6,495
LBI Media, Inc. 8.50% 2017[3]	11,390	6,051
Regal Cinemas Corp., Series B, 9.375% 2012	6,125	5,964
Cinemark USA, Inc., Term Loan B, 2.21% 2013[1,6,7]	3,331	3,153
Cinemark USA, Inc. 8.625% 2019[3]	2,000	1,985
WPP Finance (UK) 8.00% 2014	5,000	5,083
UPC Holding BV 9.875% 2018[3]	5,000	4,781
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	4,300	3,698
Mediacom LLC and Mediacom Capital Corp. 9.50% 2013	450	431
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	3,520	3,186
Local T.V. Finance LLC, Term Loan B, 2.31% 2013[1,6,7]	994	631
Local T.V. Finance LLC 10.00% 2015[1,3,8]	16,868	2,952
Fox Acquisition LLC, Term Loan B, 7.25% 2015[1,6,7]	847	617
Fox Acquisition LLC 13.375% 2016[3]	6,165	2,820
Liberty Media Corp. 8.25% 2030	3,550	2,463
Radio One, Inc. 6.375% 2013	7,380	2,260
Dex Media West LLC, Dex Media West Finance Co., Series B, 8.50% 2010[4]	3,000	2,175
Dex Media, Inc., Series B, 8.00% 2013[4]	525	81
Walt Disney Co. 5.625% 2016	2,000	2,152
Vidéotron Ltée 6.875% 2014	1,000	930
Vidéotron Ltée 6.375% 2015	1,000	901
WDAC Intermediate Corp. 8.375% 2014[3]	2,425	534
WDAC Intermediate Corp. 8.50% 2014	€500	193
Carmike Cinemas, Inc., Delayed Draw, Term Loan, 5.19% 2012[1,6,7]	$412	382
Young Broadcasting Inc. 10.00% 2011[4]	13,317	33
		1,095,035

Retailing — 0.78%
Macy’s Retail Holdings, Inc. 8.875% 2015	25,770	24,966
Federated Retail Holdings, Inc. 5.90% 2016	71,875	58,639
Federated Retail Holdings, Inc. 6.375% 2037	7,700	5,248
Staples, Inc. 7.75% 2011	16,265	17,207
Staples, Inc. 9.75% 2014	27,970	31,269
Nordstrom, Inc. 6.75% 2014	29,360	30,552
Michaels Stores, Inc., Term Loan B, 2.625% 2013[1,6,7]	8,258	6,586
Michaels Stores, Inc. 10.00% 2014	16,125	13,626
Michaels Stores, Inc. 0%/13.00% 2016 (9)	1,110	461
Toys "R" Us, Inc. 7.625% 2011	13,115	12,197
Toys "R" Us-Delaware, Inc., Term Loan B, 4.565% 2012[1,6,7]	7,970	7,376
Dollar General Corp., Term Loan B2, 3.06% 2014[1,6,7]	1,000	943
Dollar General Corp. 10.625% 2015	6,550	7,107
Dollar General Corp. 11.875% 2017[1,8]	9,000	9,765
J.C. Penney Co., Inc. 9.00% 2012	3,495	3,562
J.C. Penney Corp., Inc. 5.75% 2018	11,500	10,110
Lowe’s Companies, Inc. 8.25% 2010	8,450	8,979
Lowe’s Companies, Inc. 6.50% 2029	700	717
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	7,200	7,200
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	1,050	1,045
Kohl’s Corp. 7.25% 2029	3,452	3,549
Kohl’s Corp. 6.00% 2033	3,713	3,333
Edcon (Proprietary) Ltd. 4.527% 2014[1]	€6,500	5,333
Edcon (Proprietary) Ltd. 4.527% 2014[1]	500	410
Target Corp. 6.50% 2037	$5,390	5,470
Neiman Marcus Group, Inc. 9.75% 2015[1,8]	9,120	5,426
Marks and Spencer Group PLC 6.25% 2017[3]	6,000	4,991
Home Depot, Inc. 5.875% 2036	5,000	4,425
Bon-Ton Department Stores, Inc. 10.25% 2014	10,000	4,400
Burlington Coat Factory Warehouse Corp. 11.125% 2014	2,700	2,160
		297,052

Consumer services — 0.39%
MGM MIRAGE 8.50% 2010	6,850	6,251
MGM MIRAGE 6.75% 2012	1,050	751
MGM MIRAGE 6.75% 2013	3,350	2,253
MGM MIRAGE 13.00% 2013[3]	5,150	5,665
MGM MIRAGE 5.875% 2014	6,575	4,257
MGM MIRAGE 10.375% 2014[3]	3,025	3,154
MGM MIRAGE 6.625% 2015	3,600	2,367
MGM MIRAGE 11.125% 2017[3]	4,375	4,659
Marriott International, Inc., Series J, 5.625% 2013	8,305	8,206
Marriott International, Inc., Series I, 6.375% 2017	13,750	13,085
Mohegan Tribal Gaming Authority 6.375% 2009	12,700	12,414
Mohegan Tribal Gaming Authority 8.00% 2012	3,675	2,811
Mohegan Tribal Gaming Authority 7.125% 2014	5,250	3,596
Seminole Tribe of Florida 5.798% 2013[3,6]	9,865	8,928
Seminole Tribe of Florida 7.804% 2020[3,6]	9,370	7,353
Boyd Gaming Corp. 7.75% 2012	2,550	2,384
Boyd Gaming Corp. 6.75% 2014	8,925	7,274
Boyd Gaming Corp. 7.125% 2016	4,000	2,985
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012[2]	12,025	10,952
Royal Caribbean Cruises Ltd. 8.75% 2011	2,465	2,367
Royal Caribbean Cruises Ltd. 11.875% 2015	6,025	5,935
ERAC USA Finance Co. 7.00% 2037[3]	10,000	7,974
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	8,415	7,447
Education Management LLC and Education Management Finance Corp. 8.75% 2014	4,800	4,680
Pinnacle Entertainment, Inc. 7.50% 2015	4,755	4,089
Seneca Gaming Corp. 7.25% 2012	3,025	2,632
Seneca Gaming Corp., Series B, 7.25% 2012	1,175	1,022
Wendy’s/Arby’s Group Inc. 10.00% 2016[3]	1,100	1,058
		146,549

Automobiles & components — 0.26%
DaimlerChrysler North America Holding Corp. 7.20% 2009	5,000	5,023
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	14,925	15,237
DaimlerChrysler North America Holding Corp. 5.875% 2011	9,400	9,560
DaimlerChrysler North America Holding Corp. 7.75% 2011	14,930	15,565
DaimlerChrysler North America Holding Corp. 7.30% 2012	1,455	1,508
DaimlerChrysler North America Holding Corp. 6.50% 2013	18,775	19,103
Allison Transmission Holdings, Inc., Term Loan B, 3.07% 2014[1,6,7]	5,772	4,630
Allison Transmission Holdings, Inc. 11.00% 2015[3]	750	596
Allison Transmission Holdings, Inc. 12.00% 2015[1,3,8]	11,700	8,248
Tenneco Automotive Inc., Series B, 10.25% 2013	2,572	2,450
Tenneco Automotive Inc. 8.625% 2014	3,025	2,193
Tenneco Inc. 8.125% 2015	3,250	2,584
Ford Motor Co. 9.50% 2011	2,000	1,570
FCE Bank PLC 7.125% 2013	€4,500	5,175
General Motors Corp. 7.20% 2011[4]	$3,975	517
General Motors Corp. 7.125% 2013[4]	3,595	458
General Motors Corp. 8.80% 2021[4]	10,542	1,318
Goodyear Tire & Rubber Co. 5.01% 2009[1]	1,150	1,144
TRW Automotive Inc. 7.00% 2014[3]	1,500	1,088
Visteon Corp. 8.25% 2010[4]	2,912	102
Visteon Corp. 12.25% 2016[3,4]	7,517	301
Cooper-Standard Automotive Inc. 7.00% 2012[4]	425	85
Cooper-Standard Automotive Inc. 8.375% 2014[4]	2,200	143
Delphi Automotive Systems Corp. 6.55% 2006[4]	500	3
Delphi Automotive Systems Corp. 6.50% 2009[4]	6,000	38
Delphi Corp. 6.50% 2013[4]	7,020	105
Delphi Automotive Systems Corp. 7.125% 2029[4]	1,350	8
		98,752

Consumer durables & apparel — 0.16%
Fortune Brands, Inc. 6.375% 2014	20,000	19,907
Hanesbrands Inc., Series B, 4.593% 2014[1]	11,105	8,995
Standard Pacific Corp. 7.75% 2013	6,890	4,995
Standard Pacific Corp. 6.25% 2014	775	550
Standard Pacific Corp. 7.00% 2015	4,340	3,125
Meritage Corp. 7.00% 2014	1,850	1,526
Meritage Homes Corp. 6.25% 2015	5,275	4,167
Meritage Corp. 7.731% 2017[2,3]	4,000	2,665
Beazer Homes USA, Inc. 8.625% 2011	4,625	3,168
Beazer Homes USA, Inc. 8.125% 2016	4,490	2,178
Sealy Mattress Co. 8.25% 2014	4,200	3,476
Sealy Mattress Co. 10.875% 2016[3]	500	526
KB Home 6.25% 2015	3,170	2,726
Jarden Corp. 8.00% 2016	2,375	2,274
		60,278

TELECOMMUNICATION SERVICES — 3.49%
Verizon Communications Inc. 3.75% 2011[3]	111,950	114,293
ALLTEL Corp. 7.00% 2012	18,299	19,778
Verizon Global Funding Corp. 7.375% 2012	11,835	13,249
Verizon Communications Inc. 5.25% 2013	14,500	15,230
Verizon Communications Inc. 5.55% 2014[3]	14,710	15,632
Verizon Communications Inc. 5.50% 2017	11,495	11,533
Verizon Communications Inc. 5.50% 2018	8,540	8,496
Verizon Communications Inc. 6.10% 2018	24,000	24,660
Verizon Communications Inc. 8.50% 2018[3]	16,000	19,154
Verizon Communications Inc. 8.75% 2018	34,000	40,339
Verizon Communications Inc. 6.35% 2019	14,500	15,112
Verizon Global Funding Corp. 7.75% 2030	9,501	10,640
Telecom Italia Capital SA 4.875% 2010	1,260	1,273
Olivetti Finance NV 7.25% 2012	€8,830	13,314
Telecom Italia Capital SA, Series B, 5.25% 2013	$5,480	5,379
Telecom Italia Capital SA 4.95% 2014	9,867	9,457
Telecom Italia Capital SA 5.25% 2015	77,500	74,911
Telecom Italia Capital SA 6.999% 2018	9,900	10,032
Telecom Italia Capital SA 7.175% 2019	41,500	42,143
Telecom Italia SpA 7.75% 2033	€8,270	11,981
Telicom Italia Capital SA 6.00% 2034	$3,000	2,541
Telecom Italia Capital SA 7.20% 2036	2,000	1,945
Telecom Italia Capital SA 7.721% 2038	32,500	33,193
AT&T Corp. 7.30% 2011[1]	4,734	5,194
AT&T Wireless Services, Inc. 7.875% 2011	15,355	16,566
SBC Communications Inc. 5.875% 2012	20,337	21,842
AT&T Wireless Services, Inc. 8.125% 2012	12,630	14,149
AT&T Inc. 4.95% 2013	17,000	17,694
SBC Communications Inc. 5.10% 2014	4,745	4,935
SBC Communications Inc. 5.625% 2016	45,200	46,582
AT&T Inc. 5.50% 2018	5,910	5,911
AT&T Inc. 5.60% 2018	17,580	17,706
AT&T Inc. 5.80% 2019	11,550	11,748
SBC Communications Inc. 6.45% 2034	11,175	11,054
AT&T Inc. 6.55% 2039	13,425	13,445
Sprint Nextel Corp. 1.001% 2010[1]	1,865	1,759
Nextel Communications, Inc., Series E, 6.875% 2013	66,830	55,636
Nextel Communications, Inc., Series F, 5.95% 2014	51,963	41,181
Nextel Communications, Inc., Series D, 7.375% 2015	48,155	38,644
France Télécom 7.75% 2011[1]	32,000	34,623
France Télécom 7.25% 2013	€4,800	7,623
France Télécom 4.375% 2014	$19,010	19,179
France Télécom 5.375% 2019	12,690	12,806
Vodafone Group PLC 7.75% 2010	20,000	20,679
Vodafone Group PLC 5.625% 2017	16,080	16,357
Vodafone Group PLC 5.45% 2019	25,000	24,630
Vodafone Group PLC 6.15% 2037	6,000	5,922
American Tower Corp. 7.125% 2012	14,850	15,017
American Tower Corp. 7.00% 2017	16,550	16,095
American Tower Corp. 7.25% 2019[3]	4,875	4,741
Telefónica Emisiones, SAU 4.949% 2015	13,150	13,382
Telefónica Emisiones, SAU 6.421% 2016	5,750	6,157
Telefónica Emisiones, SAU 5.877% 2019	12,010	12,406
Deutsche Telekom International Finance BV 5.875% 2013	4,000	4,200
Deutsche Telekom International Finance BV 4.875% 2014	16,250	16,373
Deutsche Telekom International Finance BV 6.75% 2018	10,000	10,631
Qwest Capital Funding, Inc. 7.90% 2010	1,400	1,407
Qwest Capital Funding, Inc. 7.25% 2011	16,450	16,039
Qwest Communications International Inc. 7.25% 2011	6,000	5,850
Qwest Corp. 7.875% 2011	1,000	1,005
MetroPCS Wireless, Inc. 9.25% 2014	11,950	11,935
MetroPCS Wireless, Inc. 9.25% 2014[3]	10,925	10,870
Cricket Communications, Inc. 9.375% 2014	12,185	12,063
Cricket Communications, Inc. 7.75% 2016[3]	10,050	9,723
British Telecommunications PLC 5.15% 2013	5,000	4,987
British Telecommunications PLC 5.95% 2018	17,472	15,772
Centennial Communications Corp. 6.958% 2013[1]	6,500	6,500
Centennial Communications Corp. 10.00% 2013	2,750	2,915
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	900	933
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and Centennial
Puerto Rico Operations Corp. 8.125% 2014[1]	9,300	9,556
PCCW-HKT Capital Ltd. 8.00% 2011[1,3]	15,000	15,804
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[3]	2,750	2,471
Crown Castle International Corp. 9.00% 2015	8,275	8,461
Crown Castle International Corp. 7.75% 2017[3]	9,675	9,481
Koninklijke KPN NV 8.00% 2010	6,550	6,875
Koninklijke KPN NV 4.75% 2017	€3,500	4,890
Koninklijke KPN NV 8.375% 2030	$5,200	5,960
Digicel Group Ltd. 12.00% 2014[3]	12,025	12,205
Digicel Group Ltd. 8.875% 2015[3]	5,500	4,593
Digicel Group Ltd. 8.875% 2015	400	334
Windstream Corp. 8.125% 2013	10,650	10,357
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	2,850	2,795
Windstream Corp. 8.625% 2016	3,300	3,176
Singapore Telecommunications Ltd. 6.375% 2011	3,475	3,773
Singapore Telecommunications Ltd. 6.375% 2011[3]	2,050	2,226
Singapore Telecommunications Ltd. 7.375% 2031[3]	3,800	4,506
Rogers Wireless Inc. 7.25% 2012	713	767
Rogers Wireless Inc. 7.50% 2015	6,300	6,861
SK Telecom Co., Ltd. 4.25% 2011[3]	6,000	5,979
Intelsat Jackson Holding Co., Series B, 8.875% 2015[3]	1,950	1,891
Intelsat, Ltd. 8.875% 2015	775	752
Intelsat Jackson Holding Co. 9.50% 2016[3]	2,100	2,121
NTELOS Inc., Term Loan B, 2.56% 2011[1,6,7]	4,788	4,682
Orascom Telecom 7.875% 2014[3]	3,275	2,784
Cincinnati Bell Inc. 7.25% 2013	2,800	2,576
Millicom International Cellular SA 10.00% 2013	2,430	2,476
América Móvil, SAB de CV 8.46% 2036	MXN27,000	1,519
Hawaiian Telcom Communications, Inc. 9.75% 2013[4]	$7,715	116
Hawaiian Telcom Communications, Inc. 8.765% 2013[1,4]	3,605	54
Hawaiian Telcom Communications, Inc., Term Loan C, 4.75% 2014[1,6,7,8]	2,130	1,286
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015[4]	3,050	—
Nordic Telephone Co. Holding ApS 8.875% 2016[3]	1,000	970
Level 3 Financing, Inc. 9.25% 2014	1,000	825
Citizens Communications Co. 7.875% 2027	775	624
Trilogy International Partners LLC, Term Loan B, 4.098% 2012[1,6,7]	275	187
		1,323,084

ENERGY — 3.39%
Enbridge Energy Partners, LP, Series B, 6.50% 2018	45,455	44,865
Enbridge Energy Partners, LP 9.875% 2019	28,255	32,810
Enbridge Energy Partners, LP, Series B, 7.50% 2038	30,700	30,919
Enbridge Energy Partners, LP 8.05% 2077[1]	67,100	49,049
Kinder Morgan Energy Partners LP 6.75% 2011	5,500	5,767
Kinder Morgan Energy Partners LP 5.85% 2012	6,500	6,781
Kinder Morgan Energy Partners LP 5.00% 2013	14,279	14,064
Kinder Morgan Energy Partners LP 5.125% 2014	34,052	33,907
Kinder Morgan Energy Partners LP 5.625% 2015	14,100	14,268
Kinder Morgan Energy Partners LP 6.00% 2017	22,375	22,231
Kinder Morgan Energy Partners LP 9.00% 2019	9,865	11,239
Kinder Morgan Energy Partners LP 6.85% 2020	44,045	45,231
TransCanada PipeLines Ltd. 6.50% 2018	35,000	38,144
TransCanada PipeLines Ltd. 7.125% 2019	9,400	10,628
TransCanada PipeLines Ltd. 6.20% 2037	1,250	1,284
TransCanada PipeLines Ltd. 7.25% 2038	2,145	2,447
TransCanada PipeLines Ltd. 7.625% 2039	2,175	2,547
TransCanada PipeLines Ltd. 6.35% 2067[1]	85,555	59,544
Gaz Capital SA, Series 13, 6.605% 2018	€8,200	9,430
Gaz Capital SA 6.51% 2022[3]	$82,475	62,062
Gaz Capital SA 7.288% 2037[3]	16,150	12,193
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[3,6]	5,436	5,408
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[6]	300	298
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[3,6]	15,570	16,370
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[6]	1,000	1,051
Ras Laffan Liquefied Natural Gas III 5.832% 2016[6]	2,000	1,957
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,6]	45,970	42,126
Ras Laffan Liquefied Natural Gas II 5.298% 2020[6]	2,000	1,833
Ras Laffan Liquefied Natural Gas III 5.838% 2027[3,6]	15,000	12,601
Ras Laffan Liquefied Natural Gas III 6.332% 2027[6]	2,000	1,726
Williams Companies, Inc. 3.208% 2010[1,3]	7,500	7,099
Williams Companies, Inc. 6.375% 2010[3]	1,500	1,500
Williams Companies, Inc. 7.125% 2011	500	510
Transcontinental Gas Pipe Line Corp. 6.40% 2016	10,000	10,277
Williams Companies, Inc. 8.75% 2020[3]	3,000	3,133
Williams Companies, Inc. 7.875% 2021	37,370	36,880
Transcontinental Gas Pipe Line Corp. 7.25% 2026	1,750	1,778
Williams Companies, Inc. 8.75% 2032	18,916	19,057
Rockies Express Pipeline LLC 4.50% 2009[1,3]	20,000	20,003
Rockies Express Pipeline LLC 6.25% 2013[3]	6,940	6,992
Rockies Express Pipeline LLC 6.85% 2018[3]	32,150	34,044
Enbridge Inc. 5.80% 2014	9,200	9,587
Enbridge Inc. 4.90% 2015	3,250	3,111
Enbridge Inc. 5.60% 2017	42,080	41,311
Enterprise Products Operating LP, Series B, 4.625% 2009	9,500	9,529
Enterprise Products Operating LP 4.95% 2010	8,750	8,881
Enterprise Products Operating LP 7.50% 2011	5,000	5,243
Enterprise Products Operating LLC 5.65% 2013	17,850	18,303
Enterprise Products Operating LP 7.034% 2068[1]	9,345	6,902
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[3,6]	36,030	32,607
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[6]	4,657	4,214
Husky Energy Inc. 5.90% 2014	555	581
Husky Energy Inc. 6.20% 2017	16,415	16,681
Husky Energy Inc. 7.25% 2019	15,830	17,328
Chevron Corp. 3.95% 2014	4,400	4,535
Chevron Corp. 4.95% 2019	27,830	28,812
Shell International Finance B.V. 4.00% 2014	18,830	19,356
Shell International Finance B.V. 6.375% 2038	11,250	12,296
Phillips Petroleum Co. 8.75% 2010	4,000	4,271
Polar Tankers, Inc. 5.951% 2037[3,6]	27,355	25,428
Pemex Finance Ltd. 8.875% 2010[6]	9,600	9,909
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 2017[2,6]	11,700	13,209
Pemex Project Funding Master Trust 5.75% 2018	3,150	2,914
Pemex Project Funding Master Trust 6.625% 2035	3,500	3,170
Energy Transfer Partners, LP 5.95% 2015	3,465	3,495
Energy Transfer Partners, LP 9.00% 2019	16,340	18,691
Energy Transfer Partners, LP 9.70% 2019	4,030	4,634
Devon Energy Corp. 6.30% 2019	10,080	10,791
Devon Financing Corp. ULC 7.875% 2031	10,195	12,039
StatoilHydro ASA 3.875% 2014	7,000	7,107
StatoilHydro ASA 5.25% 2019	15,230	15,703
Apache Corp. 6.00% 2013	2,420	2,636
Apache Corp. 5.625% 2017	7,200	7,565
Apache Corp. 6.90% 2018	7,145	8,195
Qatar Petroleum 5.579% 2011[3,6]	17,069	17,355
XTO Energy Inc. 6.25% 2017	15,750	16,600
BP Capital Markets PLC 3.625% 2014[3]	16,000	15,975
Canadian Natural Resources Ltd. 5.70% 2017	14,000	14,179
Petroplus Finance Ltd. 6.75% 2014[3]	6,200	5,363
Petroplus Finance Ltd. 7.00% 2017[3]	10,175	8,496
Sunoco, Inc. 4.875% 2014	14,830	13,830
Marathon Oil Corp. 5.90% 2018	10,000	10,043
Gulfstream Natural Gas 5.56% 2015[3]	3,500	3,332
Gulfstream Natural Gas 6.19% 2025[3]	7,235	6,420
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[3,6]	9,092	9,043
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[3,6]	7,667	7,522
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 2010[3,6]	1,444	1,417
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	5,725	5,742
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	3,475	3,175
Nakilat Inc., Series A, 6.067% 2033[3,6]	10,800	8,817
Drummond Co., Inc. 7.375% 2016[3]	8,900	6,541
TEPPCO Partners LP 7.00% 2067[1]	4,055	3,052
PETRONAS Capital Ltd. 7.00% 2012[3]	2,250	2,487
		1,282,476

UTILITIES — 3.25%
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	46,600	49,270
National Rural Utilities Cooperative Finance Corp. 5.45% 2017	2,880	2,954
National Rural Utilities Cooperative Finance Corp. 5.45% 2018	5,500	5,614
National Rural Utilities Cooperative Finance Corp., Collateral Trust Bonds, 10.375% 2018	57,125	71,738
MidAmerican Energy Holdings Co. 5.875% 2012	15,000	15,987
MidAmerican Energy Co. 5.125% 2013	7,500	7,792
PacifiCorp, First Mortgage Bonds, 5.45% 2013	2,875	3,059
MidAmerican Energy Co. 4.65% 2014	5,000	5,204
MidAmerican Energy Co. 5.95% 2017	3,000	3,239
MidAmerican Energy Co. 5.30% 2018	5,000	5,195
PacifiCorp., First Mortgage Bonds, 5.65% 2018	3,800	4,050
MidAmerican Energy Holdings Co. 5.75% 2018	47,700	49,703
MidAmerican Energy Holdings Co. 6.125% 2036	13,750	13,636
E.ON International Finance BV 5.80% 2018[3]	74,575	77,722
Ohio Edison Co. 6.40% 2016	13,750	14,064
Jersey Central Power & Light Co. 5.65% 2017	3,000	2,944
Cleveland Electric Illuminating Co. 5.70% 2017	8,640	8,431
Pennsylvania Electric Co. 6.05% 2017	5,165	5,036
Cleveland Electric Illuminating Co. 8.875% 2018	24,600	29,712
Jersey Central Power & Light Co. 7.35% 2019	1,700	1,872
Toledo Edison Co. 7.25% 2020	10,000	11,155
Ohio Edison Co. 6.875% 2036	2,315	2,340
Edison Mission Energy 7.50% 2013	5,625	5,062
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2009-B, 4.15% 2014	3,500	3,560
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016	4,000	4,101
Edison Mission Energy 7.75% 2016	7,125	5,842
Midwest Generation, LLC, Series B, 8.56% 2016[6]	17,347	17,000
Edison Mission Energy 7.00% 2017	7,175	5,543
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2008-B, 5.50% 2018	1,000	1,063
Edison Mission Energy 7.20% 2019	15,450	11,587
Homer City Funding LLC 8.734% 2026[6]	13,609	12,180
Edison Mission Energy 7.625% 2027	1,900	1,226
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2006-E, 5.55% 2037	3,500	3,516
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	2,500	2,530
Consumers Energy Co. First Mortgage Bonds 5.15% 2017	5,000	4,924
Consumers Energy Co. 5.65% 2018	18,325	18,591
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	30,575	32,049
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	2,380	2,595
Abu Dhabi National Energy Co. PJSC (TAQA) 5.62% 2012[3]	3,060	3,101
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[3]	34,975	32,805
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[3]	12,000	11,397
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[3]	14,500	12,362
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.125% 2013	5,000	5,297
Progress Energy, Inc. 6.05% 2014	2,100	2,210
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 5.25% 2015	6,000	6,302
Progress Energy Florida, Inc., First Mortgage Bonds, 5.65% 2018	3,150	3,367
Progress Energy, Inc. 7.05% 2019	32,900	36,568
Israel Electric Corp. Ltd. 7.25% 2019[3]	39,800	39,380
Israel Electric Corp. Ltd. 8.10% 2096[3]	6,250	5,540
NGG Finance PLC 6.125% 2011	€3,480	5,150
National Grid PLC 6.30% 2016	$37,605	38,690
National Grid Co. PLC 5.875% 2024	£170	272
Cilcorp Inc. 8.70% 2009	$1,000	985
AmerenEnergy Generating Co., Series D, 8.35% 2010	1,500	1,549
Union Electric Co. 4.65% 2013	3,000	2,962
Ameren Corp. 8.875% 2014	15,000	15,497
Union Electric Co. 5.40% 2016	5,750	5,566
Cilcorp Inc. 9.375% 2029	12,265	15,147
Veolia Environnement 5.25% 2013	18,235	18,866
Veolia Environnement 6.00% 2018	4,945	5,049
Veolia Environnement 6.125% 2033	€13,640	17,443
PSEG Power LLC 7.75% 2011	$16,410	17,571
Public Service Electric and Gas Co., Series E, 5.30% 2018	12,690	13,284
PSEG Power LLC 8.625% 2031	7,350	8,685
Energy East Corp. 6.75% 2012	7,155	7,676
Scottish Power PLC 5.375% 2015	31,415	30,263
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	700	731
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	4,275	4,389
Sierra Pacific Resources 8.625% 2014	900	891
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,550	2,615
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	5,975	6,041
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	10,025	10,392
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	2,500	2,676
Oncor Electric Delivery Co. LLC 6.80% 2018	25,000	26,761
Northern States Power Co., First Mortgage Bonds, 5.25% 2018	13,500	14,075
Public Service Co. of Colorado 5.80% 2018	6,300	6,809
Public Service Co. of Colorado 5.125% 2019	4,350	4,479
Intergen Power 9.00% 2017[3]	23,450	22,336
Ohio Power Co., Series H, 4.85% 2014	5,965	5,921
Ohio Power Co., Series K, 6.00% 2016	15,000	15,299
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011	5,000	5,151
San Diego Gas & Electric Co., Series CCC, 5.30% 2015	10,000	10,384
San Diego Gas & Electric Co., Series DDD, 6.00% 2026	5,000	5,251
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.821% 2014[1,6,7]	4,506	3,233
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	12,215	7,665
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	10,925	6,855
Texas Competitive Electric Holdings Co. LLC 11.25% 2016[1,8]	5,545	2,579
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013	6,000	6,144
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	10,752
Virginia Electric and Power Co., Series A, 6.00% 2037	1,250	1,295
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011	2,000	2,065
Pacific Gas and Electric Co. 6.25% 2013	1,550	1,704
PG&E Corp. 5.75% 2014	2,000	2,133
Pacific Gas and Electric Co. 8.25% 2018	4,000	4,890
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	4,000	4,163
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	9,000	9,419
Commonwealth Edison Co., First Mortgage Bonds, Series 106, 6.15% 2017	5,000	5,203
Electricité de France SA 5.50% 2014[3]	2,000	2,155
Electricité de France SA 6.50% 2019[3]	11,000	12,069
AES Corp. 9.375% 2010	129	131
AES Corp. 8.75% 2013[3]	624	636
AES Corp. 7.75% 2015	10,500	9,818
AES Corp. 8.00% 2020	1,925	1,737
CenterPoint Energy Houston Electric, LLC, General Mortgage Bonds, Series U, 7.00% 2014	9,900	10,698
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 2028[6]	11,250	10,457
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010	4,500	4,560
Duke Energy Corp., First and Refunding Mortgage Bonds, 5.30% 2015	5,000	5,244
Anglian Water Services Financing PLC 4.625% 2013	€6,120	8,673
Anglian Water Services Financing PLC, Class A, 5.25% 2015	£395	658
Empresa Nacional de Electricidad SA 8.35% 2013	$5,000	5,608
Empresa Nacional de Electricidad SA 8.625% 2015	3,000	3,477
Alabama Power Co., Series R, 4.70% 2010	2,250	2,332
Alabama Power Co., Series 2007-D, 4.85% 2012	1,550	1,643
Alabama Power Co., Series 2008-B, 5.80% 2013	4,000	4,338
SP PowerAssets Ltd. 5.00% 2013[3]	8,000	8,294
ENEL SpA 5.625% 2027	€5,760	7,793
NRG Energy, Inc. 7.25% 2014	$4,200	4,085
NRG Energy, Inc. 7.375% 2016	3,700	3,510
Kern River Funding Corp. 4.893% 2018[3,6]	7,686	7,317
Florida Power & Light Co. 4.85% 2013	5,000	5,202
Korea East-West Power Co., Ltd. 4.875% 2011[3]	5,000	5,015
Enersis SA 7.375% 2014	3,000	3,215
Connecticut Light & Power Co., First and Refunding Mortgage Bonds, Series 2008A, 5.65% 2018	2,500	2,646
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[3,6]	2,667	2,492
RWE Aktiengesellschaft and RWE Finance BV 6.375% 2013	£290	510
Kelda Group PLC 6.625% 2031	165	268
		1,231,952

INDUSTRIALS — 3.12%
Transportation — 1.86%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[6]	$14,050	13,225
Continental Airlines, Inc., Series 1999-2, Class A-2, 7.056% 2011[6]	10,000	9,938
Continental Airlines, Inc. 8.75% 2011	6,300	3,969
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[6]	12,500	11,984
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 1.006% 2015[1,6]	1,100	746
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[2,6]	27,654	24,335
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[6]	158	119
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[6]	1,473	1,079
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[6]	1,499	1,132
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[2,6]	17,234	14,132
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[6]	36,415	31,613
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[6]	3,351	2,580
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[2,6]	21,436	19,828
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[6]	12,448	9,149
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[6]	8,547	5,214
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[2,6]	281	247
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[6]	9,006	7,340
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[2,6]	14,115	11,856
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[6]	10,130	6,730
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[6]	13,303	10,967
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[2,6]	13,264	11,142
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[6]	1,403	1,024
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[6]	400	387
Northwest Airlines, Inc., Term Loan B, 4.10% 2013[1,6,7]	2,759	2,193
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 2013[6]	1,000	944
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013[2,6]	2,244	2,065
Delta Air Lines, Inc., Second Lien Term Loan B, 3.568% 2014[1,6,7]	4,900	3,376
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[6]	53,658	47,300
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014[4,6]	4,760	4,522
Northwest Airlines, Inc., Term Loan A, 2.35% 2018[1,6,7]	66,221	49,997
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[6]	37,194	29,198
CSX Corp. 5.75% 2013	8,335	8,553
CSX Corp. 6.25% 2015	15,000	15,526
CSX Corp. 6.25% 2018	10,000	10,102
CSX Corp. 7.375% 2019	15,000	16,319
CSX Corp. 6.15% 2037	26,585	24,796
CSX Corp. 7.45% 2038	13,050	14,174
AMR Corp., Series B, 10.45% 2011	150	74
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[6]	3,750	3,113
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[6]	11,848	11,273
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[6]	18,165	14,714
AMR Corp. 9.00% 2012	5,800	2,900
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[6]	38,010	35,872
American Airlines, Inc., Series 1991-C2, 9.73% 2014[6]	6,410	3,013
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[6]	8,058	4,271
Union Pacific Corp. 5.125% 2014	8,430	8,578
Union Pacific Corp. 5.75% 2017	20,750	20,951
Union Pacific Corp. 5.70% 2018	4,000	4,015
Union Pacific Railroad Co. Pass Through Trust, Series 2001-1, 6.63% 2022[6]	7,015	7,182
Union Pacific Corp. 6.15% 2037	10,930	10,130
Norfolk Southern Corp. 5.75% 2016[3]	3,390	3,516
Norfolk Southern Corp. 5.75% 2018	21,050	21,559
Norfolk Southern Corp. 5.90% 2019	14,000	14,536
Norfolk Southern Corp. 7.05% 2037	8,690	9,615
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[6]	394	389
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[4,6]	7,335	8,728
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[6]	174	170
United Air Lines, Inc., Term Loan B, 2.313% 2014[1,6,7]	8,418	4,938
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[6]	66	65
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[6]	205	203
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[3,6]	894	469
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[6]	27,163	21,034
Canadian National Railway Co. 5.55% 2018	16,500	17,267
Canadian National Railway Co. 6.375% 2037	8,000	8,793
Burlington Northern Santa Fe Corp. 6.15% 2037	10,890	10,911
BNSF Funding Trust I 6.613% 2055[1]	15,000	11,896
TFM, SA de CV 9.375% 2012	3,800	3,629
Kansas City Southern Railway Co. 13.00% 2013	1,375	1,482
Kansas City Southern Railway Co. 8.00% 2015	2,000	1,870
RailAmerica Inc. 9.25% 2017[3]	4,000	3,880
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[3,6]	4,263	2,186
Navios Maritime Holdings Inc. 9.50% 2014	1,980	1,661
CEVA Group PLC 10.00% 2014[3]	500	342
		703,026

Capital goods — 0.99%
BAE Systems Holdings Inc. 4.75% 2010[3,6]	10,350	10,393
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[3,6]	30,410	29,984
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[3,6]	29,189	29,254
BAE Systems Holdings Inc. 4.95% 2014[3]	16,125	16,225
General Electric Capital Corp. 6.25% 2017	£400	645
General Electric Capital Corp., Series A, 1.256% 2018[1]	$9,000	6,704
General Electric Capital Corp., Series A, 1.396% 2026[1]	36,200	23,964
General Electric Capital Corp. 5.625% 2031	£85	113
General Electric Capital Corp. 5.875% 2038	$4,500	3,572
Hutchison Whampoa International Ltd. 7.00% 2011[3]	24,300	25,864
Hutchison Whampoa International Ltd. 6.50% 2013[3]	7,200	7,736
Northrop Grumman Systems Corp. 7.125% 2011	8,000	8,590
Northrop Grumman Corp. 7.75% 2016	13,420	15,391
Northrop Grumman Systems Corp. 7.75% 2031	3,000	3,765
Koninklijke Philips Electronics NV 5.75% 2018	20,000	20,194
Caterpillar Financial Services Corp. 4.30% 2010	2,400	2,462
Caterpillar Financial Services Corp., Series F, 5.125% 2011	500	525
Caterpillar Financial Services Corp., Series F, 4.85% 2012	210	220
Caterpillar Financial Services Corp., Series F, 4.90% 2013	10,500	10,470
Caterpillar Financial Services Corp., Series F, 5.50% 2016	4,050	4,012
Caterpillar Financial Services Corp., Series F, 7.15% 2019	1,850	1,984
Ashtead Group PLC 8.625% 2015[3]	4,675	4,009
Ashtead Capital, Inc. 9.00% 2016[3]	14,125	12,042
Raytheon Co. 6.40% 2018	9,500	10,532
Raytheon Co. 6.75% 2018	4,030	4,521
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	15,493	14,951
US Investigations Services, Inc., Term Loan B, 3.359% 2015[1,6,7]	5,408	4,820
US Investigations Services, Inc. 10.50% 2015[3]	7,005	5,744
US Investigations Services, Inc. 11.75% 2016[3]	5,445	4,220
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 4.26% 2014[1,6,7]	2,460	1,944
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 4.79% 2014[1,6,7]	2,413	1,906
DAE Aviation Holdings, Inc. 11.25% 2015[3]	17,285	10,112
John Deere Capital Corp. 5.40% 2011	3,500	3,645
John Deere Capital Corp., Series D, 4.50% 2013	3,000	3,063
John Deere Capital Corp. 5.10% 2013	1,100	1,144
John Deere Capital Corp., Series D, 5.50% 2017	3,650	3,690
John Deere Capital Corp., Series D, 5.75% 2018	2,000	2,044
Lockheed Martin Corp. 4.121% 2013	6,000	6,125
Lockheed Martin Corp., Series B, 6.15% 2036	6,000	6,427
Honeywell International Inc. 5.00% 2019	8,725	8,909
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.31% 2014[1,6,7]	3,437	2,363
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.598% 2014[1,6,7]	196	135
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	1,325	689
Hawker Beechcraft Acquisition Co., LLC 9.625% 2015[1,8]	11,125	4,728
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	570	242
B/E Aerospace 8.50% 2018	6,920	6,539
NTK Holdings Inc. 0%/10.75% 2014[6,9]	15,118	1,285
THL Buildco, Inc. 8.50% 2014	11,450	3,320
Atlas Copco AB 5.60% 2017[3]	4,525	4,358
United Rentals (North America), Inc., Series B, 6.50% 2012	3,000	2,925
RBS Global, Inc. and Rexnord LLC 9.50% 2014	2,625	2,257
RBS Global, Inc. and Rexnord LLC 8.875% 2016	850	608
RSC Holdings III, LLC, Second Lien Term Loan B, 4.67% 2013[1,6,7]	2,838	2,182
Atrium Companies, Inc., Term Loan B, 11.75% 2012[1,6,7,8]	4,802	1,945
Atrium Companies, Inc. 15.00% 2012[3,8]	4,040	101
Alion Science and Technology Corp. 10.25% 2015	3,690	1,494
H&E Equipment Services, Inc. 8.375% 2016	1,750	1,413
TransDigm Inc. 7.75% 2014	1,325	1,265
Esco Corp. 4.504% 2013[1,3]	325	255
Esco Corp. 8.625% 2013[3]	1,100	957
Esterline Technologies Corp. 6.625% 2017	1,050	965
Tyco International Ltd. 6.875% 2021	1,000	947
Sequa Corp., Term Loan B, 4.08% 2014[1,6,7]	874	679
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	400	323
		373,890

Commercial & professional services — 0.27%
Nielsen Finance LLC, Term Loan B, 2.321% 2013[1,6,7]	3,798	3,439
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	25,325	24,090
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014[3]	1,650	1,646
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[9]	35,125	22,743
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016[3]	19,480	19,042
ARAMARK Corp., Term Loan B, 2.473% 2014[1,6,7]	4,158	3,847
ARAMARK Corp., Letter of Credit, 4.721% 2014[1,6,7]	264	244
ARAMARK Corp. 4.528% 2015[1]	3,450	2,820
ARAMARK Corp. 8.50% 2015	9,450	9,214
Allied Waste North America, Inc., Series B, 6.50% 2010	500	509
Allied Waste North America, Inc., Series B, 5.75% 2011	2,500	2,520
Allied Waste North America, Inc., Series B, 6.125% 2014	3,500	3,539
Allied Waste North America, Inc., Series B, 7.375% 2014	4,750	4,850
Allied Waste North America, Inc. 6.875% 2017	1,000	991
Iron Mountain Inc. 7.75% 2015	2,425	2,340
FTI Consulting, Inc. 7.625% 2013	2,300	2,248
		104,082

HEALTH CARE — 2.88%
Pharmaceuticals, biotechnology & life sciences — 1.72%
Roche Holdings Inc. 5.00% 2014[3]	36,900	38,853
Roche Holdings Inc. 6.00% 2019[3]	78,000	83,444
Roche Holdings Inc. 7.00% 2039[3]	26,060	30,122
Pfizer Inc. 4.45% 2012	6,000	6,299
Pfizer Inc. 5.35% 2015	5,000	5,380
Pfizer Inc. 6.20% 2019	67,770	74,251
Pfizer Inc. 7.20% 2039	8,000	9,531
GlaxoSmithKline Capital Inc. 4.85% 2013	20,000	20,939
GlaxoSmithKline Capital Inc. 5.65% 2018	24,400	25,890
GlaxoSmithKline Capital Inc. 6.375% 2038	33,650	36,718
Schering-Plough Corp. 5.55% 2013[1]	14,559	15,654
Schering-Plough Corp. 5.375% 2014	€11,630	17,128
Schering-Plough Corp. 6.00% 2017	$47,240	50,393
Biogen Idec Inc. 6.00% 2013	36,525	37,408
Biogen Idec Inc. 6.875% 2018	27,000	27,400
Abbott Laboratories 5.125% 2019	35,560	36,684
Abbott Laboratories 6.00% 2039	6,040	6,401
Bayer AG 5.00% (undated)[1]	€23,085	27,390
Novartis Capital Corp. 4.125% 2014	$13,375	13,782
Novartis Securities Investment Ltd. 5.125% 2019	12,530	12,843
Merck & Co., Inc. 4.00% 2015	5,000	5,095
Merck & Co., Inc. 5.00% 2019	15,380	15,603
Elan Finance PLC and Elan Finance Corp. 4.883% 2011[1]	430	378
Elan Finance PLC and Elan Finance Corp. 7.75% 2011	3,125	2,906
Elan Finance PLC and Elan Finance Corp. 4.793% 2013[1]	5,135	4,031
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	10,910	10,037
Wyeth 5.50% 2016	15,000	15,723
AstraZeneca PLC 5.40% 2012	12,000	13,027
Warner Chilcott Corp. 8.75% 2015	5,150	5,150
Amgen Inc. 4.00% 2009	4,000	4,055
		652,515

Health care equipment & services — 1.16%
Cardinal Health, Inc. 6.75% 2011	13,625	14,349
Cardinal Health, Inc. 5.50% 2013	7,587	7,542
Cardinal Health, Inc. 4.00% 2015	5,500	4,796
Cardinal Health, Inc. 5.80% 2016	12,500	12,117
Cardinal Health, Inc. 5.85% 2017	23,365	21,892
Allegiance Corp. 7.00% 2026	9,635	8,411
Coventry Health Care, Inc. 5.875% 2012	1,000	957
Coventry Health Care, Inc. 6.30% 2014	54,670	48,264
Coventry Health Care, Inc. 6.125% 2015	3,110	2,702
Coventry Health Care, Inc. 5.95% 2017	12,430	9,759
Express Scripts Inc. 5.25% 2012	17,105	17,684
Express Scripts Inc. 6.25% 2014	23,133	24,503
Express Scripts Inc. 7.25% 2019	4,493	4,963
Hospira, Inc. 1.078% 2010[1]	12,000	11,895
Hospira, Inc. 5.90% 2014	4,510	4,679
Hospira, Inc. 6.05% 2017	30,675	30,003
Tenet Healthcare Corp. 7.375% 2013	5,895	5,335
Tenet Healthcare Corp. 9.25% 2015	7,170	6,596
Tenet Healthcare Corp. 8.875% 2019[3]	30,080	30,381
UnitedHealth Group Inc. 0.789% 2010[1]	6,255	6,198
UnitedHealth Group Inc. 5.25% 2011	2,463	2,543
UnitedHealth Group 6.00% 2017	24,920	24,061
HealthSouth Corp. 7.218% 2014[1]	12,600	11,560
HealthSouth Corp. 10.75% 2016	10,980	11,090
Humana Inc. 6.45% 2016	22,962	20,232
Aetna Inc. 5.75% 2011	17,500	18,304
HCA Inc., Term Loan B, 2.848% 2013[1,6,7]	10,348	9,372
HCA Inc. 9.125% 2014	295	293
HCA Inc. 9.25% 2016	530	523
HCA Inc. 9.625% 2016[1,8]	557	553
HCA Inc. 8.50% 2019[3]	2,870	2,827
Bausch & Lomb Inc. 9.875% 2015	13,625	13,080
VWR Funding, Inc. 10.25% 2015[1,8]	16,179	12,862
PTS Acquisition Corp. 9.50% 2015[1,8]	16,365	8,612
Surgical Care Affiliates, Inc. 9.625% 2015[1,3,8]	3,575	2,770
Surgical Care Affiliates, Inc. 10.00% 2017[3]	7,845	5,491
WellPoint, Inc. 5.00% 2011	1,000	1,026
WellPoint, Inc. 5.25% 2016	6,455	6,124
Team Finance LLC and Health Finance Corp. 11.25% 2013	3,525	3,622
Symbion Inc. 11.75% 2015[1,8]	5,215	3,468
Boston Scientific Corp. 5.45% 2014	1,565	1,448
Boston Scientific Corp. 5.125% 2017	1,190	1,017
Boston Scientific Corp. 7.00% 2035	920	750
Viant Holdings Inc. 10.125% 2017[3]	2,929	2,314
United Surgical Partners International Inc. 9.25% 2017[1,8]	820	672
CHS/Community Health Systems, Inc. 8.875% 2015	45	44
		437,684

CONSUMER STAPLES — 1.42%
Food & staples retailing — 0.94%
Kroger Co. 5.00% 2013	8,750	8,959
Kroger Co. 7.50% 2014	8,455	9,470
Kroger Co. 6.40% 2017	58,325	61,933
CVS Caremark Corp. 0.968% 2010[1]	5,000	4,966
CVS Caremark Corp. 6.60% 2019	10,880	11,646
CVS Corp. 5.789% 2026[3,6]	14,347	12,255
CVS Corp. 6.036% 2028[3,6]	34,086	29,202
CVS Caremark Corp. 6.943% 2030[3,6]	24,009	21,781
Tesco PLC 5.50% 2017[3]	21,325	21,759
Tesco PLC 5.50% 2033	£265	413
Tesco PLC 6.15% 2037[3]	$20,000	20,300
Delhaize Group 5.875% 2014	6,850	7,040
Delhaize Group 6.50% 2017	26,205	26,801
SUPERVALU INC. 7.50% 2012	365	363
Albertson’s, Inc. 7.25% 2013	3,950	3,812
SUPERVALU INC. 7.50% 2014	830	801
SUPERVALU INC. 8.00% 2016	18,525	18,062
Albertson’s, Inc. 8.00% 2031	4,700	4,054
Safeway Inc. 6.25% 2014	3,725	4,002
Safeway Inc. 6.35% 2017	20,000	21,169
Stater Bros. Holdings Inc. 8.125% 2012	9,160	9,068
Stater Bros. Holdings Inc. 7.75% 2015	12,025	11,604
Wal-Mart Stores, Inc. 5.375% 2017	4,500	4,794
Wal-Mart Stores, Inc. 5.80% 2018	12,800	13,967
Duane Reade Inc. 5.129% 2010[1]	4,992	4,655
Duane Reade Inc. 9.75% 2011	7,695	6,579
Vitamin Shoppe Industries Inc. 8.383% 2012[1]	7,490	7,209
Walgreen Co. 4.875% 2013	5,000	5,310
Costco Wholesale Corp. 5.30% 2012	3,000	3,226
Ingles Markets Inc. 8.875% 2017[3]	2,550	2,518
		357,718

Food, beverage & tobacco — 0.47%
Anheuser-Busch InBev NV 7.20% 2014[3]	25,000	26,904
Anheuser-Busch InBev NV 8.625% 2017	€2,500	4,107
Anheuser-Busch InBev NV 6.875% 2019[3]	$7,740	8,041
Anheuser-Busch InBev NV 7.75% 2019[3]	16,367	17,930
Altria Group, Inc. 9.70% 2018	7,925	9,100
Altria Group, Inc. 9.25% 2019	27,800	31,269
Tyson Foods, Inc. 10.50% 2014[3]	4,750	5,177
Tyson Foods, Inc. 7.85% 2016[1]	20,430	19,802
H.J. Heinz Co. 15.59% 2011[1,3]	10,000	12,514
Constellation Brands, Inc. 8.375% 2014	2,075	2,091
Constellation Brands, Inc. 7.25% 2017	9,945	9,249
Coca-Cola Co. 4.875% 2019	7,500	7,721
British American Tobacco International Finance PLC 9.50% 2018[3]	6,000	7,063
Smithfield Foods, Inc., Series B, 8.00% 2009	500	502
Smithfield Foods, Inc., Series B, 7.75% 2013	150	124
Smithfield Foods, Inc. 10.00% 2014[3]	2,175	2,159
Smithfield Foods, Inc. 7.75% 2017	3,825	2,802
Dole Food Co., Inc. 8.875% 2011	4,920	4,822
Cott Beverages Inc. 8.00% 2011	4,950	4,628
Diageo Capital PLC 5.75% 2017	1,437	1,502
Pilgrim’s Pride Corp. 7.625% 2015[4]	700	613
		178,120

Household & personal products — 0.01%
Elizabeth Arden, Inc. 7.75% 2014	2,625	2,284

MATERIALS — 0.93%
Rohm and Haas Co. 5.60% 2013	460	455
Dow Chemical Co. 7.60% 2014	27,250	28,096
Dow Chemical Co. 5.70% 2018	1,700	1,505
Dow Chemical Co. 8.55% 2019	40,300	40,438
Dow Chemical Co. 9.40% 2039	1,350	1,393
International Paper Co. 7.40% 2014	33,610	33,491
International Paper Co. 7.95% 2018	26,750	25,847
International Paper Co. 9.375% 2019	4,150	4,237
Rio Tinto Finance (USA) Ltd. 5.875% 2013	35,500	35,754
Rio Tinto Finance (USA) Ltd. 8.95% 2014	7,465	8,304
Rio Tinto Finance (USA) Ltd. 9.00% 2019	11,000	12,247
BHP Billiton Finance (USA) Ltd. 5.50% 2014	16,295	17,499
BHP Billiton Finance (USA) Ltd. 6.50% 2019	7,500	8,344
ArcelorMittal 6.125% 2018	29,425	25,789
Freeport-McMoRan Copper & Gold Inc. 6.875% 2014	800	821
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	6,690	6,765
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	10,230	10,321
Nalco Co. 7.75% 2011	1,336	1,343
Nalco Co. 8.875% 2013	5,335	5,468
Nalco Co. 9.00% 2013	€315	444
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 9.00% 2014	$2,254	2,220
Nalco Co., Term Loan B, 6.50% 2016[1,6,7]	740	743
Nalco Co. 8.25% 2017[3]	1,135	1,146
UPM-Kymmene Corp. 5.625% 2014[3]	11,220	8,874
Stora Enso Oyj 6.404% 2016[3]	4,500	3,334
Stora Enso Oyj 7.25% 2036[3]	5,690	3,392
Plastipak Holdings, Inc. 8.50% 2015[3]	7,165	6,457
Commercial Metals Co. 6.50% 2017	7,000	6,071
Georgia Gulf Corp. 9.50% 2014[4]	15,380	4,691
Praxair, Inc. 4.375% 2014	1,850	1,918
Praxair, Inc. 4.625% 2015	2,500	2,586
Weyerhaeuser Co. 7.375% 2032	2,500	2,000
Weyerhaeuser Co. 6.875% 2033	2,500	1,708
Lubrizol Corp. 8.875% 2019	3,000	3,491
Arbermarle Corp. 5.10% 2015	3,656	3,206
Rockwood Specialties Group, Inc. 7.50% 2014	2,320	2,192
Rockwood Specialties Group, Inc. 7.625% 2014	€500	659
Graphic Packaging International, Inc. 8.50% 2011	$1,035	1,030
Graphic Packaging International, Inc. 9.50% 2017[3]	1,820	1,802
Metals USA Holdings Corp. 8.208% 2012[1,8]	2,570	1,551
Metals USA, Inc. 11.125% 2015	1,200	992
Jefferson Smurfit Corp. (U.S.) 8.25% 2012[4]	3,140	1,193
Stone Container Corp. 8.375% 2012[4]	620	240
Jefferson Smurfit Corp. (U.S.) 7.50% 2013[4]	1,005	379
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017[4]	815	306
E.I. du Pont de Nemours and Co. 5.25% 2016	2,000	2,085
Owens-Brockway Glass Container Inc. 7.375% 2016[3]	2,030	1,979
ICI Wilmington, Inc. 5.625% 2013	2,000	1,942
FMG Finance Pty Ltd. 10.625% 2016[3]	2,000	1,930
Georgia-Pacific Corp. 8.125% 2011	1,500	1,508
Georgia-Pacific LLC 8.25% 2016[3]	300	293
Yara International ASA 7.875% 2019[3]	1,675	1,749
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	3,195	1,701
Domtar Corp. 5.375% 2013	725	605
Domtar Corp. 7.125% 2015	1,270	1,067
Potash Corp. of Saskatchewan Inc. 5.875% 2036	1,600	1,518
C10 Capital (SPV) Ltd. 6.722% (undated)[1,3]	2,700	1,384
Associated Materials Inc. 9.75% 2012	1,425	1,254
AEP Industries Inc. 7.875% 2013	1,270	1,154
Airgas, Inc. 6.25% 2014	550	521
Airgas, Inc. 7.125% 2018[3]	250	235
Smurfit Capital Funding PLC 7.50% 2025	800	576
Rock-Tenn Co. 9.25% 2016[3]	515	527
Neenah Paper, Inc. 7.375% 2014	620	402
		353,172

INFORMATION TECHNOLOGY — 0.86%
Semiconductors & semiconductor equipment — 0.34%
KLA-Tencor Corp. 6.90% 2018	56,300	50,698
NXP BV and NXP Funding LLC 3.881% 2013[1]	10,045	4,056
NXP BV and NXP Funding LLC 4.185% 2013[1]	€6,075	3,280
NXP BV and NXP Funding LLC 7.875% 2014	$25,085	11,539
NXP BV and NXP Funding LLC 8.625% 2015	€10,050	5,003
NXP BV and NXP Funding LLC 9.50% 2015	$33,170	11,858
National Semiconductor Corp. 6.15% 2012	3,700	3,614
National Semiconductor Corp. 6.60% 2017	27,500	24,088
Freescale Semiconductor, Inc., Term Loan B, 2.07% 2013[1,6,7]	2,930	2,150
Freescale Semiconductor, Inc. 8.875% 2014	1,350	689
Freescale Semiconductor, Inc., Term Loan B, 12.50% 2014[6,7]	16,681	14,554
Freescale Semiconductor, Inc. 10.125% 2016	1,642	567
		132,096

Technology hardware & equipment — 0.33%
Electronic Data Systems Corp., Series B, 6.00% 2013[1]	31,625	34,555
Electronic Data Systems Corp. 7.45% 2029	4,520	5,472
Jabil Circuit, Inc. 5.875% 2010	4,750	4,679
Jabil Circuit, Inc. 8.25% 2018	35,725	32,331
Sanmina-SCI Corp. 3.379% 2010[1,3]	1,601	1,545
Sanmina-SCI Corp. 6.75% 2013	15,675	12,226
Sanmina-SCI Corp. 3.379% 2014[1,3]	4,371	3,606
Sanmina-SCI Corp. 8.125% 2016	12,490	9,165
Hughes Communications, Inc. 9.50% 2014	12,425	12,177
Celestica Inc. 7.875% 2011	5,700	5,729
Sensata Technologies BV 8.00% 2014[1]	4,975	2,469
		123,954

Software & services — 0.19%
First Data Corp., Term Loan B2, 3.065% 2014[1,6,7]	15,491	11,717
First Data Corp. 9.875% 2015[3]	9,975	7,132
First Data Corp. 9.875% 2015	1,975	1,412
Oracle Corp. 3.75% 2014	16,500	16,500
SunGard Data Systems Inc. 9.125% 2013	15,613	14,833
Ceridian Corp. 11.25% 2015	13,050	10,978
Serena Software, Inc. 10.375% 2016	11,262	9,010
		71,582

Total corporate bonds & notes		12,785,242

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 27.52%
U.S. Treasury 2.00% 2010	124,125	125,439
U.S. Treasury 2.00% 2010	30,000	30,523
U.S. Treasury 0.875% 2011	20,000	19,929
U.S. Treasury 1.125% 2011	112,705	112,160
U.S. Treasury 1.75% 2011	652,130	659,134
U.S. Treasury 2.375% 2011[2,10]	25,511	26,298
U.S. Treasury 4.50% 2011	44,225	46,890
U.S. Treasury 4.625% 2011	290,400	313,972
U.S. Treasury 4.875% 2011	20,000	21,385
U.S. Treasury 5.125% 2011	20,000	21,577
U.S. Treasury 4.25% 2012	50,050	54,015
U.S. Treasury 4.875% 2012	83,825	91,451
U.S. Treasury 2.00% 2013	249,840	246,220
U.S. Treasury 1.875% 2013[2,10]	11,609	11,921
U.S. Treasury 2.75% 2013	132,160	134,633
U.S. Treasury 2.75% 2013	50,000	51,441
U.S. Treasury 3.125% 2013	50,000	51,808
U.S. Treasury 3.375% 2013	142,760	149,630
U.S. Treasury 3.50% 2013	50,805	53,536
U.S. Treasury 3.625% 2013	45,000	47,615
U.S. Treasury 4.25% 2013	604,036	653,301
U.S. Treasury 1.75% 2014	550,090	534,682
U.S. Treasury 1.75% 2014	20,000	19,347
U.S. Treasury 1.875% 2014	185,975	181,188
U.S. Treasury 1.875% 2014	100,000	97,051
U.S. Treasury 2.25% 2014	282,500	278,748
U.S. Treasury 2.00% 2014[2,10]	11,312	11,581
U.S. Treasury 4.00% 2014	66,000	70,654
U.S. Treasury 4.25% 2014	161,875	174,364
U.S. Treasury 4.25% 2015	134,000	143,684
U.S. Treasury 11.25% 2015	133,500	192,631
U.S. Treasury 2.375% 2016	267,400	254,864
U.S. Treasury 2.625% 2016	349,000	337,507
U.S. Treasury 2.625% 2016	50,000	48,535
U.S. Treasury 3.25% 2016	209,280	210,163
U.S. Treasury 5.125% 2016	56,500	63,382
U.S. Treasury 7.50% 2016	15,250	19,471
U.S. Treasury 2.375% 2017[2,10]	10,573	11,047
U.S. Treasury 4.50% 2017	228,250	246,384
U.S. Treasury 4.625% 2017	180,925	196,912
U.S. Treasury 8.875% 2017	63,425	87,769
U.S. Treasury 3.50% 2018	658,870	662,270
U.S. Treasury 3.75% 2018	605,075	615,615
U.S. Treasury 3.875% 2018	171,505	176,763
U.S. Treasury 4.00% 2018	22,000	22,824
U.S. Treasury 2.75% 2019	717,085	671,708
U.S. Treasury 3.125% 2019	363,090	351,148
U.S. Treasury 8.125% 2019	10,000	13,722
U.S. Treasury 8.50% 2020	31,900	44,889
U.S. Treasury 7.875% 2021	13,750	18,681
U.S. Treasury 8.00% 2021	47,550	65,656
U.S. Treasury 8.125% 2021	19,750	27,360
U.S. Treasury 7.125% 2023	25,000	32,695
U.S. Treasury 7.50% 2024	18,575	25,558
U.S. Treasury 6.875% 2025	93,610	122,702
U.S. Treasury 6.00% 2026	78,000	94,124
U.S. Treasury 6.125% 2027	18,475	22,785
U.S. Treasury 4.50% 2036	260,960	269,115
U.S. Treasury 4.375% 2038	106,895	108,047
U.S. Treasury 4.50% 2038	3,000	3,099
U.S. Treasury 3.50% 2039	6,500	5,624
U.S. Treasury 4.25% 2039	10,500	10,397
U.S. Treasury Principal Strip 0% 2039	29,000	7,890
Fannie Mae 1.75% 2011	143,210	144,530
Fannie Mae 6.125% 2012	10,000	11,165
Fannie Mae 4.625% 2013	6,250	6,341
Fannie Mae 2.50% 2014	49,910	48,989
Fannie Mae 2.75% 2014	43,340	43,209
Fannie Mae 5.375% 2017	17,000	18,885
Freddie Mac 3.125% 2010	73,990	75,205
Freddie Mac 5.25% 2011	20,000	21,604
Freddie Mac 1.75% 2012	60,000	59,717
Freddie Mac 2.50% 2014	47,000	46,216
Freddie Mac 5.50% 2016	30,000	33,522
Federal Home Loan Bank 4.50% 2012	50,000	53,874
Federal Home Loan Bank 3.625% 2013	58,000	60,025
Federal Home Loan Bank 5.375% 2016	25,000	27,652
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 1.625% 2011	8,250	8,322
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 1.80% 2011	9,665	9,758
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	40,000	39,769
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	29,250	29,517
CoBank ACB 7.875% 2018[3]	22,115	21,215
CoBank ACB 1.229% 2022[1,3]	46,470	19,743
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	20,000	19,921
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	10,000	9,959
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	11,000	11,054
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	25,000	25,867
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 2.15% 2012	20,000	20,081
United States Government Agency-Guaranteed (FDIC insured), GMAC LLC 2.20% 2012	20,000	19,927
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	17,500	17,673
Federal Agricultural Mortgage Corp. 4.875% 2011[3]	10,000	10,623
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	10,000	10,241
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	7,500	7,551
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp.,
Series 2000-044-A, 3.74% 2015[6]	6,490	6,799
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,130
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	4,904
Private Export Funding Corp., Series W, 5.00% 2016	3,400	3,684
		10,428,186

MORTGAGE-BACKED OBLIGATIONS — 23.93%
FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS[6] — 16.86%
Fannie Mae 7.00% 2009	—	—
Fannie Mae 7.50% 2009	12	12
Fannie Mae 8.50% 2009	—	—
Fannie Mae 9.50% 2009	1	1
Fannie Mae 7.00% 2010	—	1
Fannie Mae 4.89% 2012	25,000	26,252
Fannie Mae 7.00% 2016	129	137
Fannie Mae 11.50% 2016	233	264
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	6,467	6,905
Fannie Mae 5.50% 2018	17	18
Fannie Mae 9.00% 2018	22	24
Fannie Mae 10.00% 2018	211	241
Fannie Mae 4.00% 2019	27,761	28,399
Fannie Mae 4.50% 2019	18,249	18,943
Fannie Mae 4.50% 2019	17,760	18,435
Fannie Mae 5.50% 2019	176	186
Fannie Mae 5.50% 2019	74	78
Fannie Mae 12.00% 2019	258	289
Fannie Mae 4.50% 2020	4,497	4,652
Fannie Mae 5.50% 2020	14,590	15,433
Fannie Mae 5.50% 2020	1,633	1,726
Fannie Mae 11.00% 2020	106	121
Fannie Mae 11.235% 2020[1]	242	277
Fannie Mae 4.50% 2021	74,794	77,380
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	21,595	22,248
Fannie Mae 5.00% 2022	18,781	19,479
Fannie Mae 5.50% 2022	17,114	17,954
Fannie Mae 5.50% 2022	16,819	17,644
Fannie Mae 9.00% 2022	32	35
Fannie Mae 4.50% 2023	25,000	25,556
Fannie Mae 4.50% 2023	18,758	19,172
Fannie Mae 4.50% 2023	18,246	18,649
Fannie Mae 5.00% 2023	17,655	18,299
Fannie Mae 5.00% 2023	14,414	14,939
Fannie Mae 5.00% 2023	12,479	12,934
Fannie Mae 5.00% 2023	11,902	12,336
Fannie Mae 5.00% 2023	10,902	11,299
Fannie Mae 5.00% 2023	10,138	10,507
Fannie Mae 5.00% 2023	7,449	7,730
Fannie Mae 5.50% 2023	44,646	46,823
Fannie Mae 5.50% 2023	37,147	39,022
Fannie Mae 5.50% 2023	15,744	16,507
Fannie Mae 5.50% 2023	10,556	11,067
Fannie Mae 6.00% 2023	4,351	4,618
Fannie Mae 7.50% 2023	62	68
Fannie Mae 4.00% 2024	210,420	210,836
Fannie Mae 4.00% 2024	165,832	166,117
Fannie Mae 4.00% 2024	138,853	139,092
Fannie Mae 4.00% 2024	79,334	79,491
Fannie Mae 4.00% 2024	50,567	50,667
Fannie Mae 4.00% 2024	50,000	50,099
Fannie Mae 4.00% 2024	48,776	48,872
Fannie Mae 4.00% 2024	46,038	46,129
Fannie Mae 4.00% 2024	45,484	45,574
Fannie Mae 4.00% 2024	42,455	42,539
Fannie Mae 4.00% 2024	37,733	37,807
Fannie Mae 4.00% 2024	34,785	34,854
Fannie Mae 4.00% 2024	33,849	33,920
Fannie Mae 4.00% 2024	33,166	33,232
Fannie Mae 4.00% 2024	29,630	29,689
Fannie Mae 4.00% 2024	24,894	24,943
Fannie Mae 4.00% 2024	24,885	24,934
Fannie Mae 4.00% 2024	24,225	24,273
Fannie Mae 4.00% 2024	21,237	21,279
Fannie Mae 4.00% 2024	15,513	15,540
Fannie Mae 4.00% 2024	11,903	11,927
Fannie Mae 4.00% 2024	8,418	8,435
Fannie Mae 4.00% 2024	8,048	8,064
Fannie Mae 4.50% 2024	55,912	57,129
Fannie Mae 4.50% 2024	50,000	51,088
Fannie Mae 4.50% 2024	48,246	49,314
Fannie Mae 4.50% 2024	43,678	44,628
Fannie Mae 4.50% 2024	25,000	25,556
Fannie Mae 4.50% 2024	14,834	15,163
Fannie Mae 5.50% 2024	44,322	46,496
Fannie Mae 5.50% 2024	29,388	30,824
Fannie Mae 6.00% 2024	11,682	12,285
Fannie Mae, Series 2001-4, Class GA, 10.095% 2025[1]	454	514
Fannie Mae, Series 2001-4, Class NA, 11.844% 2025[1]	1,869	2,100
Fannie Mae 5.393% 2026[1]	494	516
Fannie Mae 6.00% 2026	27,408	28,823
Fannie Mae 5.50% 2027	21,567	22,377
Fannie Mae 8.50% 2027	8	9
Fannie Mae 6.00% 2028	8,755	9,180
Fannie Mae 6.00% 2028	8,201	8,599
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028	1,931	1,468
Fannie Mae 6.50% 2029	178	189
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	631	682
Fannie Mae 7.50% 2029	46	50
Fannie Mae 7.50% 2029	42	46
Fannie Mae 7.50% 2030	137	150
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	5,230	5,568
Fannie Mae 7.50% 2031	351	384
Fannie Mae 7.50% 2031	35	38
Fannie Mae, Series 2001-20, Class E, 9.626% 2031[1]	76	86
Fannie Mae, Series 2001-20, Class C, 12.01% 2031[1]	75	86
Fannie Mae 6.50% 2032	587	626
Fannie Mae 5.50% 2033	29,081	30,169
Fannie Mae 6.50% 2034	876	932
Fannie Mae 4.567% 2035[1]	10,560	10,941
Fannie Mae 5.50% 2035	37,478	38,861
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	6,023	6,285
Fannie Mae 6.50% 2035	9,669	10,374
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	8,533	7,390
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	7,799	5,865
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	1,797	1,429
Fannie Mae 5.00% 2036	118,249	120,781
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	7,500	7,755
Fannie Mae 6.00% 2036	32,399	34,015
Fannie Mae 6.00% 2036	23,327	24,454
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	19,944	20,978
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	17,821	18,727
Fannie Mae 6.00% 2036	10,963	11,495
Fannie Mae 6.00% 2036	7,359	7,722
Fannie Mae 6.50% 2036	24,489	26,128
Fannie Mae 6.50% 2036	8,375	8,991
Fannie Mae 6.50% 2036	5,230	5,580
Fannie Mae 6.50% 2036	4,702	4,998
Fannie Mae 7.00% 2036	3,863	4,182
Fannie Mae 7.00% 2036	1,731	1,881
Fannie Mae 7.00% 2036	1,694	1,842
Fannie Mae 7.00% 2036	1,183	1,281
Fannie Mae 7.50% 2036	1,716	1,858
Fannie Mae 7.50% 2036	911	986
Fannie Mae 8.00% 2036	2,295	2,402
Fannie Mae 5.274% 2037[1]	1,771	1,843
Fannie Mae 5.46% 2037[1]	17,010	17,844
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	29,136	30,882
Fannie Mae 5.51% 2037[1]	25,152	26,433
Fannie Mae 5.603% 2037[1]	38,373	40,326
Fannie Mae 5.617% 2037[1]	11,634	12,225
Fannie Mae 5.715% 2037[1]	18,905	19,868
Fannie Mae 5.771% 2037[1]	21,362	22,450
Fannie Mae 5.971% 2037[1]	31,597	32,999
Fannie Mae 6.00% 2037	120,194	125,812
Fannie Mae 6.00% 2037	84,188	88,176
Fannie Mae 6.00% 2037	49,332	51,669
Fannie Mae 6.00% 2037	45,551	47,709
Fannie Mae 6.00% 2037	40,748	42,666
Fannie Mae 6.00% 2037	36,167	37,881
Fannie Mae 6.00% 2037	22,561	23,623
Fannie Mae 6.00% 2037	12,724	13,327
Fannie Mae 6.00% 2037	12,309	12,848
Fannie Mae 6.00% 2037	12,115	12,689
Fannie Mae 6.00% 2037	8,935	9,353
Fannie Mae 6.00% 2037	8,174	8,532
Fannie Mae 6.00% 2037	7,184	7,522
Fannie Mae 6.00% 2037	4,403	4,587
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	4,086	4,299
Fannie Mae 6.00% 2037	3,695	3,880
Fannie Mae 6.089% 2037[1]	20,143	21,169
Fannie Mae 6.405% 2037[1]	10,933	11,490
Fannie Mae 6.50% 2037	35,475	37,837
Fannie Mae 6.50% 2037	32,380	34,536
Fannie Mae 6.50% 2037	26,942	28,736
Fannie Mae 6.50% 2037	26,124	27,766
Fannie Mae 6.50% 2037	24,586	26,085
Fannie Mae 6.50% 2037	19,705	20,943
Fannie Mae 6.50% 2037	14,417	15,323
Fannie Mae 6.50% 2037	9,341	9,928
Fannie Mae 6.50% 2037	9,066	9,618
Fannie Mae 6.50% 2037	1,456	1,553
Fannie Mae 6.666% 2037[1]	13,648	14,343
Fannie Mae 6.815% 2037[1]	1,280	1,345
Fannie Mae 7.00% 2037	43,323	47,115
Fannie Mae 7.00% 2037	34,388	37,226
Fannie Mae 7.00% 2037	13,209	14,299
Fannie Mae 7.00% 2037	12,705	13,754
Fannie Mae 7.00% 2037	10,901	11,801
Fannie Mae 7.00% 2037	10,889	11,670
Fannie Mae 7.00% 2037	8,069	8,735
Fannie Mae 7.00% 2037	7,149	7,739
Fannie Mae 7.00% 2037	6,464	6,998
Fannie Mae 7.00% 2037	4,988	5,400
Fannie Mae 7.00% 2037	4,219	4,567
Fannie Mae 7.00% 2037	3,744	4,053
Fannie Mae 7.00% 2037	2,325	2,517
Fannie Mae 7.00% 2037	1,787	1,943
Fannie Mae 7.00% 2037	1,676	1,814
Fannie Mae 7.00% 2037	1,657	1,803
Fannie Mae 7.00% 2037	1,603	1,735
Fannie Mae 7.00% 2037	1,095	1,186
Fannie Mae 7.00% 2037	826	898
Fannie Mae 7.00% 2037	748	814
Fannie Mae 7.50% 2037	7,091	7,718
Fannie Mae 7.50% 2037	4,051	4,386
Fannie Mae 7.50% 2037	3,893	4,216
Fannie Mae 7.50% 2037	3,205	3,435
Fannie Mae 7.50% 2037	3,004	3,253
Fannie Mae 7.50% 2037	2,085	2,257
Fannie Mae 7.50% 2037	2,076	2,248
Fannie Mae 7.50% 2037	2,034	2,202
Fannie Mae 7.50% 2037	1,781	1,928
Fannie Mae 7.50% 2037	1,528	1,654
Fannie Mae 7.50% 2037	1,375	1,489
Fannie Mae 7.50% 2037	1,327	1,437
Fannie Mae 7.50% 2037	1,244	1,347
Fannie Mae 7.50% 2037	1,070	1,158
Fannie Mae 7.50% 2037	1,003	1,086
Fannie Mae 7.50% 2037	941	1,019
Fannie Mae 7.50% 2037	859	931
Fannie Mae 7.50% 2037	587	640
Fannie Mae 7.50% 2037	571	618
Fannie Mae 7.50% 2037	494	535
Fannie Mae 8.00% 2037	2,885	3,131
Fannie Mae 8.00% 2037	2,140	2,239
Fannie Mae 8.00% 2037	1,770	1,965
Fannie Mae 8.00% 2037	1,758	1,839
Fannie Mae 8.00% 2037	1,147	1,201
Fannie Mae 4.999% 2038[1]	15,938	16,664
Fannie Mae 5.00% 2038	17,894	18,244
Fannie Mae 5.00% 2038	8,973	9,149
Fannie Mae 5.32% 2038[1]	13,114	13,723
Fannie Mae 5.50% 2038	53,882	55,753
Fannie Mae 5.50% 2038	44,382	45,930
Fannie Mae 5.50% 2038	44,153	45,645
Fannie Mae 5.50% 2038	37,359	38,657
Fannie Mae 5.50% 2038	22,595	23,415
Fannie Mae 5.50% 2038	18,905	19,594
Fannie Mae 5.50% 2038	13,329	13,792
Fannie Mae 5.50% 2038	3,394	3,518
Fannie Mae 5.554% 2038[1]	2,617	2,740
Fannie Mae 5.677% 2038[1]	19,209	20,188
Fannie Mae 5.737% 2038[1]	29,045	30,525
Fannie Mae 6.00% 2038	40,720	42,650
Fannie Mae 6.00% 2038	26,844	28,103
Fannie Mae 6.00% 2038	26,696	27,948
Fannie Mae 6.00% 2038	22,583	23,710
Fannie Mae 6.00% 2038	19,152	20,050
Fannie Mae 6.00% 2038	18,457	19,323
Fannie Mae 6.00% 2038	11,191	11,716
Fannie Mae 7.00% 2038	23,784	25,747
Fannie Mae 4.50% 2034	25,000	24,953
Fannie Mae 5.00% 2039	97,774	99,710
Fannie Mae 5.00% 2039	50,000	50,914
Fannie Mae 5.125% 2039[1]	27,589	28,761
Fannie Mae 6.00% 2039	10,380	10,867
Fannie Mae 6.50% 2039	60,170	64,090
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	5,837	6,249
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	1,845	1,984
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	3,490	3,774
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	4,024	4,355
Fannie Mae 6.00% 2047	1,099	1,148
Fannie Mae 6.50% 2047	1,382	1,451
Fannie Mae 6.50% 2047	1,350	1,418
Fannie Mae 6.50% 2047	852	907
Fannie Mae 7.00% 2047	7,039	7,620
Fannie Mae 7.00% 2047	497	538
Fannie Mae 7.50% 2047	1,740	1,884
Fannie Mae 7.50% 2047	706	764
Fannie Mae 7.50% 2047	608	658
Freddie Mac 8.50% 2009	1	1
Freddie Mac 8.50% 2010	7	7
Freddie Mac 6.00% 2017	356	380
Freddie Mac, Series 2310, Class A, 10.428% 2017[1]	271	304
Freddie Mac 11.00% 2018	42	48
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,485
Freddie Mac 5.50% 2019	8,036	8,496
Freddie Mac 8.50% 2020	116	127
Freddie Mac 8.50% 2020	40	44
Freddie Mac, Series 41, Class F, 10.00% 2020	85	85
Freddie Mac, Series 178, Class Z, 9.25% 2021	67	71
Freddie Mac, Series 2626, Class NG, 3.50% 2023	1,665	1,677
Freddie Mac, Series 2922, Class EL, 4.50% 2023	34,250	35,310
Freddie Mac 5.00% 2023	37,211	38,535
Freddie Mac 5.00% 2023	36,483	37,793
Freddie Mac 5.00% 2023	13,061	13,530
Freddie Mac 5.00% 2023	3,909	4,049
Freddie Mac 5.00% 2023	2,224	2,304
Freddie Mac 5.00% 2023	221	229
Freddie Mac, Series 1617, Class PM, 6.50% 2023	1,804	1,949
Freddie Mac 4.00% 2024	53,828	53,895
Freddie Mac 4.00% 2024	18,923	18,948
Freddie Mac 4.50% 2024	7,379	7,538
Freddie Mac 6.00% 2026	26,095	27,424
Freddie Mac 6.00% 2026	20,127	21,152
Freddie Mac 8.00% 2026	87	96
Freddie Mac 5.50% 2027	13,117	13,608
Freddie Mac 6.00% 2027	148,398	155,951
Freddie Mac 8.50% 2027	19	21
Freddie Mac, Series 2153, Class GG, 6.00% 2029	3,144	3,316
Freddie Mac, Series 2122, Class QM, 6.25% 2029	5,629	5,904
Freddie Mac 4.629% 2035[1]	13,314	13,828
Freddie Mac, Series 3061, Class PN, 5.50% 2035	43,560	45,973
Freddie Mac 6.50% 2035[2]	333	347
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	7,589	6,459
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	5,289	4,609
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	5,360	4,446
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	4,697	3,896
Freddie Mac, Series 3257, Class PA, 5.50% 2036	48,091	50,281
Freddie Mac 5.588% 2036[1]	4,596	4,799
Freddie Mac 5.866% 2036[1]	19,510	20,428
Freddie Mac, Series 3233, Class PA, 6.00% 2036	38,735	40,843
Freddie Mac, Series 3156, Class NG, 6.00% 2036	12,281	13,061
Freddie Mac, Series 3286, Class JN, 5.50% 2037	61,901	64,378
Freddie Mac, Series 3318, Class JT, 5.50% 2037	34,541	35,915
Freddie Mac 5.50% 2037	29,285	30,282
Freddie Mac, Series 3312, Class PA, 5.50% 2037	26,206	27,255
Freddie Mac 5.50% 2037	24,966	25,816
Freddie Mac 5.52% 2037[1]	31,634	32,805
Freddie Mac 5.606% 2037[1]	15,509	16,253
Freddie Mac 5.89% 2037[1]	5,668	5,963
Freddie Mac 5.941% 2037[1]	33,026	34,500
Freddie Mac 5.95% 2037[1]	9,710	10,183
Freddie Mac 5.973% 2037[1]	27,172	28,527
Freddie Mac, Series 3271, Class OA, 6.00% 2037	16,186	17,238
Freddie Mac 6.00% 2037	2,737	2,862
Freddie Mac 6.011% 2037[1]	2,212	2,334
Freddie Mac 6.222% 2037[1]	16,284	17,078
Freddie Mac 6.247% 2037[1]	14,956	15,712
Freddie Mac 6.265% 2037[1]	3,331	3,501
Freddie Mac 6.50% 2037	36,082	38,404
Freddie Mac 6.50% 2037	1,000	1,064
Freddie Mac 7.00% 2037	2,214	2,389
Freddie Mac 7.00% 2037	2,183	2,355
Freddie Mac 7.00% 2037	1,936	2,088
Freddie Mac 7.00% 2037[2]	936	984
Freddie Mac 7.00% 2037[2]	902	947
Freddie Mac 7.00% 2037[2]	367	386
Freddie Mac 7.50% 2037	21,928	23,598
Freddie Mac 4.745% 2038[1]	4,627	4,790
Freddie Mac 4.811% 2038[1]	13,787	14,219
Freddie Mac 4.933% 2038[1]	19,065	19,772
Freddie Mac 5.00% 2038	8,780	8,942
Freddie Mac 5.044% 2038[1]	14,883	15,318
Freddie Mac 5.058% 2038[1]	9,638	9,973
Freddie Mac 5.142% 2038[1]	1,958	2,036
Freddie Mac 5.179% 2038[1]	39,913	41,566
Freddie Mac 5.311% 2038[1]	15,946	16,600
Freddie Mac 5.50% 2038	23,659	24,456
Freddie Mac 5.585% 2038[1]	32,428	33,967
Freddie Mac 6.00% 2038	126,842	132,625
Freddie Mac 6.50% 2038	18,220	19,392
Freddie Mac 6.50% 2038	18,000	19,153
Freddie Mac 5.00% 2039	60,125	61,149
Freddie Mac 6.50% 2047	2,725	2,894
Freddie Mac 6.50% 2047	1,094	1,161
Freddie Mac 7.00% 2047	846	913
Freddie Mac 7.00% 2047	703	759
Government National Mortgage Assn. 7.50% 2009	1	1
Government National Mortgage Assn. 9.50% 2009	5	5
Government National Mortgage Assn. 9.50% 2009	—	—
Government National Mortgage Assn. 9.00% 2016	72	80
Government National Mortgage Assn. 9.00% 2017	18	20
Government National Mortgage Assn. 9.50% 2019	157	178
Government National Mortgage Assn. 8.50% 2020	26	29
Government National Mortgage Assn. 8.50% 2020	8	9
Government National Mortgage Assn. 9.50% 2020	58	66
Government National Mortgage Assn. 8.50% 2021	151	168
Government National Mortgage Assn. 8.50% 2021	99	110
Government National Mortgage Assn. 8.50% 2021	31	35
Government National Mortgage Assn. 8.50% 2021	31	34
Government National Mortgage Assn. 10.00% 2021	832	945
Government National Mortgage Assn. 9.00% 2022	4	4
Government National Mortgage Assn. 8.50% 2023	23	26
Government National Mortgage Assn. 8.50% 2024	11	12
Government National Mortgage Assn. 8.50% 2024	7	8
Government National Mortgage Assn. 8.50% 2027	28	32
Government National Mortgage Assn. 8.50% 2028	23	26
Government National Mortgage Assn. 8.50% 2029	27	31
Government National Mortgage Assn., Series 2005-58, Class NO, principal only, 0% 2035	4,699	3,693
Government National Mortgage Assn. 6.00% 2038	142,725	148,958
Government National Mortgage Assn. 6.50% 2038	23,913	25,401
Government National Mortgage Assn. 4.50% 2039	25,000	24,944
Government National Mortgage Assn., Series 2003, Class A, 5.612% 2058[2]	10,364	10,720
		6,388,476

COMMERCIAL MORTGAGE-BACKED SECURITIES[6] — 4.19%
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	1,203	1,222
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-4, 6.505% 2034	438	448
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	2,475	2,540
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A-1, 4.106% 2035	539	536
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	42,754	43,852
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class F, 7.067% 2035[1,3]	1,500	957
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, Class G, 6.006% 2036[1,3]	500	304
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	29,505	30,226
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	14,601	14,424
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	12,900	11,905
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-2, 4.512% 2037	1,690	1,674
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	20,000	19,160
CS First Boston Mortgage Securities Corp., Series 2005-C2, Class A-MFX, 4.877% 2037	10,000	5,587
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 2037[3]	8,240	2,762
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	2,500	2,464
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class F, 4.518% 2038[3]	2,000	771
CS First Boston Mortgage Securities Corp., Series 2005-C4, Class A-2, 5.017% 2038	12,200	12,184
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 2038[1]	12,000	11,306
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	20,600	19,703
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-3, 5.711% 2039[1]	10,000	8,624
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.658% 2039[1]	7,305	5,242
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[1]	42,000	33,731
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-M, 5.23% 2040[1]	5,000	3,109
CS First Boston Mortgage Securities Corp., Series 1999-C1, Class D, 8.267% 2041[1]	850	845
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC1, Class A-3, 6.26% 2033	3,655	3,728
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class F, 6.192% 2034[1,3]	2,500	1,460
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C3, Class A-1, 4.20% 2035	621	621
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	2,500	2,315
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.316% 2037[1]	61,300	57,003
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class E, 6.135% 2037[3]	400	284
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	5,713	5,387
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	21,050	19,416
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-2, 4.575% 2042	20,058	19,881
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042	25,000	23,748
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 2042[1]	1,655	1,409
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A-2, 5.198% 2044	10,080	9,764
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[1]	21,259	17,513
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 2045[1]	29,000	24,321
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	26,339	25,793
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	57,100	59,650
Fannie Mae, Series 2001-T6B, 6.088% 2011	48,000	51,072
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	46,225	47,876
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[2,3]	33,000	31,680
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[2,3]	3,300	3,118
SBA CMBS Trust, Series 2005-1, Class E, 6.706% 2035[2,3]	7,460	6,938
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[2,3]	48,500	45,347
SBA CMBS Trust, Series 2006-1A, Class B, 5.451% 2036[2,3]	14,180	12,904
SBA CMBS Trust, Series 2006-1A, Class D, 5.852% 2036[2,3]	12,329	11,971
SBA CMBS Trust, Series 2006-1A, Class E, 6.174% 2036[2,3]	4,025	3,582
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[2,3]	375	334
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[2,3]	1,375	1,210
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[2,3]	4,040	3,555
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[2,3]	2,375	2,090
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[3]	18,500	17,193
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[3]	10,000	8,794
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[3]	10,000	8,494
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[3]	36,415	30,205
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[3]	11,375	8,753
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[2,3]	13,470	11,382
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[3]	43,000	42,140
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 2036[2,3]	31,000	30,380
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[2,3]	10,350	10,143
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[2,3]	1,400	1,372
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-3, 4.608% 2035	2,296	2,273
Wachovia Bank Commercial Mortgage Trust, Series 2004-C14, Class A-2, 4.368% 2041	1,211	1,198
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	3,000	2,801
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[1]	4,650	3,929
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	17,000	16,254
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.44% 2044[1]	15,350	13,171
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-PB, 5.445% 2044[1]	8,038	7,199
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	16,750	15,076
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	44,880	45,686
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	9,975	9,241
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-AB, 4.673% 2041	2,000	1,928
Banc of America Commercial Mortgage Inc., Series 2004-4, Class B, 4.985% 2042	1,000	381
Banc of America Commercial Mortgage Inc., Series 2005-3, Class A-2, 4.501% 2043	1,260	1,214
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 2045[1]	2,500	2,141
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class X, interest only, 0.564% 2031[1]	56,024	1,554
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.888% 2031[1,3]	35,752	783
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032	15,633	16,017
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	7,814	7,760
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class D, 6.94% 2035[3]	3,000	2,574
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	10,000	9,609
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	20,825	17,560
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[1]	51,820	41,471
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 6.065% 2045[1]	7,645	4,590
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 2033[2]	42,936	43,456
Commercial Mortgage Trust, Series 2000-C1, Class A-2, 7.416% 2033	2,215	2,235
Commercial Mortgage Trust, Series 2004-LB3A, Class A-4, 5.234% 2037	10,956	10,545
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	20,000	18,529
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	8,729	8,696
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class F, 7.222% 2029	1,299	1,309
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	28,569	29,450
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class F, 4.718% 2036[1,3]	1,000	396
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class G, 4.817% 2036[1,3]	1,000	394
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A-3, 4.207% 2041	7,743	7,722
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.31% 2039[1]	8,000	3,217
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	19,193	7,917
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.336% 2044[1]	33,700	27,716
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3]	40,324	37,854
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A-2, 3.285% 2035	1,974	1,921
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	13,045	12,751
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-5, 5.224% 2037[1]	11,000	8,919
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[1]	15,000	12,732
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM, 5.415% 2037[1]	4,620	2,910
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 2038[1]	8,500	7,745
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.66% 2039[1]	3,050	2,676
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[1]	6,805	5,875
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 2043[1]	5,065	4,309
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 2043[1]	6,300	3,934
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A-4, 5.742% 2043[1]	10,250	8,430
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)[1]	41,210	29,327
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	18,011	18,414
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	7,233	7,371
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	2,287	2,366
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	45	45
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	18,090	18,628
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	2,500	2,454
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-1, 5.56% 2038	910	935
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	2,500	2,516
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	12,433	12,636
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	1,840	1,855
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-2, 5.103% 2030	3,468	3,377
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A-M, 5.017% 2040[1]	10,000	6,620
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class A-2, 7.439% 2031	1,016	1,014
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	17,125	17,095
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class C, 7.625% 2031	5,000	4,998
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.725% (undated)[1]	15,800	13,374
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	14,000	12,598
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	10,000	8,199
Morgan Stanley Dean Witter Capital I Trust, Series 2000-LIFE2, Class A-2, 7.20% 2033	4,046	4,160
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	260	260
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	3,289	3,243
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.378% 2042[1]	7,875	7,226
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015[3]	5,000	5,381
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.45% 2030[1]	5,004	4,991
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	3,953	4,065
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	934	935
First Union National Bank Commercial Mortgage Trust, Series 2001-C4, Class A-1, 5.673% 2033	467	471
		1,587,004

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED)[6] — 2.30%
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-2, 5.50% 2034	13,679	10,694
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	34,945	28,235
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	17,224	15,028
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	15,705	10,201
Countrywide Alternative Loan Trust, Series 2005-J13, Class 2-A-4, 5.50% 2035	8,060	4,143
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1-A-12, 5.50% 2035	8,000	3,673
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1-A-16, 5.50% 2035	4,618	1,962
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	2,306	1,717
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	10,853	7,774
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2035	5,633	3,922
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	921	628
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.664% 2037[1]	23,003	8,003
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.435% 2034[1]	20,931	17,653
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A4, 6.052% 2036[1]	2,358	1,505
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY3, Class 4-A1, 5.33% 2037[1]	6,953	4,691
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.805% 2037[1]	31,834	16,289
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.809% 2037[1]	45,396	30,657
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 4-A2, 5.855% 2037[1]	40,297	21,086
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 5.998% 2035[1]	3,197	1,854
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 3-AF, 0.694% 2036[1]	14,078	8,342
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.902% 2036[1]	55,125	30,526
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[1]	6,286	3,091
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.838% 2037[1]	19,668	9,782
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.883% 2037[1]	20,290	10,217
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 2-A3, 5.951% 2037[1]	31,899	18,337
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.949% 2047[1]	10,402	5,430
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A-1, 0.634% 2037[1]	54,069	21,572
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 6.064% 2037[1]	25,353	11,508
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	72,730	37,556
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	24,451	12,623
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 3.914% 2034[1]	8,458	6,490
Bear Stearns ARM Trust, Series 2005-6, Class I-A-1, 4.575% 2035[1]	30,193	18,057
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[1]	51,800	28,090
Bear Stearns ARM Trust, Series 2007-2, Class I-A-1, 5.00% 2046[1]	809	391
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 2037	40,223	19,946
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037	23,895	13,198
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037	36,439	19,558
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	6,317	4,567
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	27,843	22,745
Residential Accredit Loans, Inc., Series 2005-QA12, Class CB-I, 5.485% 2035[1]	4,207	1,772
Residential Accredit Loans, Inc., Series 2005-QS15, Class II-A, 6.00% 2035	13,771	8,702
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-II-1, 5.939% 2036[1]	13,475	6,064
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037	6,821	3,480
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	377	340
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	46	39
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	2,900	2,715
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	47	39
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	6,748	5,580
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	4,938	3,363
CS First Boston Mortgage Securities Corp., Series 2006-7, Class 8-A-6, 0.944% 2036[1]	12,929	4,794
CS First Boston Mortgage Securities Corp., Series 2006-7, Class 6-A-3, 5.50% 2036	25,112	16,826
CS First Boston Mortgage Securities Corp., Series 2006-2, Class 5-A-6, 6.00% 2036	5,170	3,274
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.055% 2034[1]	2,747	1,482
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.519% 2035[1]	23,245	14,359
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.921% 2047[1]	8,055	5,048
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.069% 2047[1]	2,449	1,278
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR19, Class A-6, 5.627% 2036[1]	10,000	5,153
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.659% 2036[1]	24,616	16,491
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.645% 2036[1]	20,770	11,566
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.106% 2036[1]	19,567	9,772
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class I-A4A, 5.557% 2035[1]	28,160	16,927
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 5.604% 2037[1]	6,706	3,634
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.434% 2046[1]	21,239	19,057
Residential Asset Securitization Trust, Series 2005-A7, Class A-5, 5.50% 2035	5,338	3,029
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	13,849	9,305
Residential Asset Securitization Trust, Series 2006-A8, Class 1-A-2, 0.614% 2036[1]	10,032	4,760
Residential Asset Securitization Trust, Series 2006-A8, Class 3-A-11, 6.00% 2036	3,853	1,689
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	540	468
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	1,036	930
MASTR Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035	12,622	9,214
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	3,268	2,492
MASTR Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035	3,929	3,128
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	396	284
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[1]	31,651	15,757
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.675% 2034[1]	5,192	4,331
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3-A, 6.00% 2034	2,150	2,046
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 3-A-1, 5.354% 2035[1]	18,372	8,478
J.P. Morgan Alternative Loan Trust, Series 2006-A1, Class 2-A-1, 5.80% 2036[1]	17,184	8,770
J.P. Morgan Alternative Loan Trust, Series 2006-A2, Class 5-A-1, 6.259% 2036[1]	12,495	5,957
Lehman Mortgage Trust, Series 2005-2, Class 5-A1, 1.214% 2035[1]	29,952	14,700
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.916% 2035[1]	8,895	6,147
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A-4, 6.00% 2036	11,543	7,594
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.731% 2036[1]	4,000	2,355
J.P. Morgan Mortgage Trust, Series 2006-A7, Class 2-A-4, 5.791% 2037[1]	21,750	11,373
Banc of America Funding Trust, Series 2005-H, Class 9-A-1, 5.897% 2035[1]	22,294	10,692
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.874% 2036[1]	23,350	9,803
Adjustable Rate Mortgage Trust, Series 2006-1, Class 3-A-3, 5.866% 2036[1]	17,548	7,945
BCAP LLC Trust, Series 2006-AA2, Class A-1, 0.484% 2037[1]	20,558	7,855
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	12,342	7,799
GSAA Home Equity Trust, Series 2007-10, Class A-1A, 6.00% 2037	13,323	7,620
Washington Mutual Mortgage, WMALT Series 2005-1, Class 6-A-1, 6.50% 2035	1,139	782
Washington Mutual Mortgage, WMALT Series 2006-2, Class 1-A-3, 6.00% 2036	12,000	5,780
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.632% 2036[1]	9,170	6,374
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 2035[1,3]	8,142	6,170
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.346% 2027[1,3]	4,204	3,017
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.56% 2027[1,3]	1,594	1,400
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.735% 2028[1,3]	1,022	971
TBW Mortgage-backed Trust, Series 2007-2, Class A-4-B, 0.734% 2037[1]	22,000	4,950
Banc of America Mortgage Securities Trust, Series 2003-I, Class 3-A-1, 4.527% 2033[1]	5,483	4,589
CitiMortgage Alternative Loan Trust, Series 2006-A1, Class IA-3, 5.75% 2036	10,000	4,177
Sequoia Mortgage Trust, Series 2007-1, Class 4-A1, 5.751% 2046[1]	5,410	3,047
Harborview Mortgage Loan Trust, Series 2006-6, Class 1A, 4.957% 2036[1]	3,097	1,375
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 1.121% 2040[1,3]	1,513	946
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	265	249
GS Mortgage Securities Corp., Series 1998-2, Class M, 7.75% 2027[3]	376	249
		872,093

OTHER MORTGAGE-BACKED SECURITIES[6] — 0.58%
Nykredit 4.00% 2035	DKr290,062	50,622
Nykredit 5.00% 2038	169,620	31,469
Bank of America 5.50% 2012[3]	$34,750	34,209
Nationwide Building Society, Series 2007-2, 5.50% 2012[3]	34,750	32,865
Deutsche Genossenschaftsbank-Hypothekenbank AG 5.25% 2009	€19,447	27,388
Northern Rock PLC 5.625% 2017[3]	$20,000	16,148
Dexia Municipal Agency 3.50% 2009	€10,076	14,189
Swedish Government 4.00% 2012	SKr42,000	5,614
Stadshypotek AB 6.00% 2012	39,000	5,531
		218,035

Total mortgage-backed obligations		9,065,608

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 4.04%
German Government 3.75% 2013	€35,000	51,740
German Government 3.75% 2017	20,360	29,701
German Government, Series 8, 4.25% 2018	127,690	192,684
United Kingdom 4.75% 2015	£21,408	38,761
United Kingdom 4.50% 2019	58,910	103,185
United Kingdom 4.75% 2038	28,630	49,786
United Mexican States Government Global 6.375% 2013	$5,150	5,588
United Mexican States Government Global 5.875% 2014	3,000	3,152
United Mexican States Government, Series MI10, 9.50% 2014	MXN295,000	24,448
United Mexican States Government, Series M10, 8.00% 2015	132,500	10,173
United Mexican States Government, Series M10, 7.25% 2016	435,000	31,730
United Mexican States Government, Series M10, 7.75% 2017	5,630	41,798
United Mexican States Government Global 5.95% 2019	$9,990	10,140
United Mexican States Government, Series M20, 10.00% 2024	MXN334,800	28,831
United Mexican States Government Global 6.75% 2034	$2,495	2,529
United Mexican States Government, Series M30, 10.00% 2036	MXN138,000	11,570
United Mexican States Government Global 6.05% 2040	$11,280	10,304
Japanese Government 1.30% 2011	¥50	1
Japanese Government 1.50% 2018	4,989,850	52,867
Japanese Government 2.40% 2038	2,680,350	29,192
Belgium (Kingdom of), Series 49, 4.00% 2017	€42,000	60,196
Netherlands Government Eurobond 4.00% 2018	41,200	59,113
French Government O.A.T. Eurobond 4.00% 2018	37,745	54,529
French Government O.A.T. Eurobond 4.75% 2035	2,890	4,282
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	$44,750	57,280
New South Wales Treasury Corp., Series 14, 5.50% 2014	$ A35,400	28,178
New South Wales Treasury Corp., Series 19, 6.00% 2019	33,350	26,215
Israeli Government 7.50% 2014[2]	ILS72,880	21,424
Israeli Government 6.50% 2016[2]	27,375	7,707
Israeli Government 5.125% 2019	$25,150	25,070
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.50% 2012[3]	7,250	7,210
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 3.625% 2014[3]	45,000	45,260
Sweden Government Agency-Guaranteed, Swedbank AB 2.80% 2012[3]	9,000	9,001
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 2013[3]	35,000	34,741
France Government Agency-Guaranteed, Société Finance 2.25% 2012[3]	21,815	21,686
France Government Agency-Guaranteed, Société Finance 3.375% 2014[3]	16,450	16,484
South Korean Government 4.00% 2010	KRW6,200,000	4,923
South Korean Government 5.25% 2010	2,900,000	2,329
South Korean Government 4.25% 2014	4,630,000	3,570
South Korean Government 5.75% 2014	$21,000	21,563
South Korean Government 5.25% 2015	KRW2,600,000	2,068
Finland (Republic of) 3.875% 2017	€23,230	33,325
United Kingdom Government Agency-Guaranteed, Lloyds TSB Group PLC 2.80% 2012[3]	$23,000	23,248
European Investment Bank 4.75% 2012	£790	1,366
European Investment Bank 3.125% 2014	$11,500	11,537
European Investment Bank 4.875% 2017	9,000	9,486
European Investment Bank 5.00% 2039	£395	700
Polish Government 5.25% 2013	PLN70,000	21,879
Italian Government 4.25% 2013	€14,100	20,701
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A18,380	14,803
KfW 6.25% 2012	9,750	8,065
KfW 5.00% 2015	NKr35,000	5,618
KfW International Finance Inc. 5.50% 2015	£275	494
Brazilian Treasury Bill 6.00% 2010[2,10]	BRL 1,508	788
Brazil (Federal Republic of) 10.00% 2017[2]	15,000	6,640
Brazil (Federal Republic of) Global 8.00% 2018[6]	$644	725
Brazil (Federal Republic of) Global 8.875% 2024	1,375	1,715
Brazil (Federal Republic of) Global 12.25% 2030	425	698
Brazil (Federal Republic of) Global 7.125% 2037	750	818
Brazil (Federal Republic of) Global 11.00% 2040	2,110	2,756
Swedish Government 5.50% 2012	SKr78,000	11,193
Nordic Investment Bank, Series C, 5.00% 2017	$9,000	9,555
Banque Centrale de Tunisie 4.75% 2011	€3,000	4,312
Banque Centrale de Tunisie 7.375% 2012	$4,500	4,838
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 2012[3]	8,250	8,223
Corporación Andina de Fomento 6.875% 2012	5,895	6,223
Corporación Andina de Fomento 5.125% 2015	2,000	1,943
Russian Federation 7.50% 2030[6]	8,054	7,964
Russian Federation 7.50% 2030[3,6]	139	138
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 2014[3]	7,000	7,164
Panama (Republic of) Global 7.125% 2026	690	718
Panama (Republic of) Global 8.875% 2027	250	303
Panama (Republic of) Global 9.375% 2029	340	428
Panama (Republic of) Global 6.70% 2036[6]	5,748	5,604
Australia Government Agency-Guaranteed, National Australia Bank 5.75% 2013	$ A8,750	7,042
Colombia (Republic of) Global 8.25% 2014	$3,250	3,770
Colombia (Republic of) Global 12.00% 2015	COP2,765,000	1,483
Colombia (Republic of) Global 9.85% 2027	840,000	399
Colombia (Republic of) Global 7.375% 2037	$1,000	1,025
South Africa (Republic of) 6.875% 2019	6,365	6,572
Asian Development Bank 2.75% 2014	6,150	6,049
Australia Government Agency-Guaranteed, Macquarie Bank Ltd. 5.00% 2014	$ A7,250	5,575
State of Qatar 9.75% 2030	$4,220	5,528
Turkey (Republic of) 15.00% 2010	TRY5,250	3,517
Turkey (Republic of) 8.00% 2034	$1,250	1,314
Peru (Republic of) 8.375% 2016	2,920	3,380
El Salvador (Republic of) 7.65% 2035[3]	3,450	2,915
Uruguay (Republic of) 7.625% 2036[6]	1,250	1,209
Dominican Republic 9.50% 2011[3,6]	1,172	1,166
Guatemala (Republic of) 10.25% 2011[3]	1,000	1,093
Argentina (Republic of) 5.83% 2033[2,6,8,10]	ARS 4,574	466
Argentina (Republic of) GDP-Linked 2035	18,225	207
Argentina (Republic of) 0.63% 2038[2,6,10]	16,477	293
Ireland Government Agency-Guaranteed, Anglo Irish Bank Corp. plc 1.535% 2016[1]	€1,400	706
Venezuela (Republic of) Global 8.50% 2014	$245	175
Venezuela (Republic of) 7.65% 2025	985	529
LCR Finance PLC 5.10% 2051	£165	303
		1,529,693

ASSET-BACKED OBLIGATIONS[6] — 3.93%
AmeriCredit Automobile Receivables Trust, Series 2005-C-F, Class A-4, FSA insured, 4.63% 2012	$9,326	9,473
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-3-A, FSA insured, 5.49% 2012	9,222	9,357
AmeriCredit Automobile Receivables Trust, Series 2007-A-X, Class A-4, XLCA insured, 0.358% 2013[1]	125,000	105,064
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	28,269	27,297
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	4,572	4,107
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 2012[3]	6,451	6,357
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[3]	3,678	3,731
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[3]	6,823	6,616
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 2012[3]	25,069	25,185
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[3]	15,100	14,329
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 2013[3]	26,009	22,347
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[3]	20,000	19,631
CPS Auto Receivables Trust, Series 2007-C, Class A-4, FSA insured, 5.92% 2014[3]	18,950	17,678
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[3]	11,652	11,944
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[3]	55,132	55,197
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[3]	15,886	15,877
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[3]	50,200	45,148
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[3]	30,000	28,561
Washington Mutual Master Note Trust, Series 2007-B1, Class B-1, 4.95% 2014[3]	4,000	4,027
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[3]	30,055	31,206
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 0.369% 2015[1,3]	31,000	30,267
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.38% 2014	57,000	58,562
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.60% 2014	6,859	6,623
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	35,160	35,992
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	23,798	24,322
Green Tree Financial Corp., Series 1996-10, Class A-6, 7.30% 2028	1,584	1,510
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	4,724	4,285
Green Tree Recreational, Equipment & Consumer Trust, Series 1997-D, 7.25% 2029	1,658	735
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 2.069% 2033[1]	838	321
Green Tree Financial Corp., Series 2008-MH1, Class A-3, 8.97% 2038[3]	43,139	40,204
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-3, FSA insured, 5.17% 2011	2,241	2,251
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	27,800	26,530
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	15,500	15,283
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	40,250	41,303
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	9,828	9,997
CarMax Auto Owner Trust, Series 2008-2, Class A-3a, 4.99% 2012	8,200	8,420
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	20,000	20,582
Prestige Auto Receivables Trust, Series 2005-1A, Class A-2, FSA insured, 4.37% 2012[3]	2,351	2,371
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[3]	6,836	6,935
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[3]	30,000	29,389
Capital One Auto Finance Trust, Series 2006-A, Class A-4, AMBAC insured, 0.329% 2012[1]	3,236	3,172
Capital One Auto Finance Trust, Series 2006-C, Class A-4, FGIC insured, 0.349% 2013[1]	25,000	22,610
Capital One Auto Finance Trust, Series 2007-B, Class A-4, MBIA insured, 0.349% 2014[1]	12,425	10,996
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-4, FGIC insured, 0.369% 2014[1]	39,261	35,997
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	6,020	6,026
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	9,343	9,292
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 2012	5,854	5,902
Triad Automobile Receivables Trust, Series 2006-C, Class A-4, AMBAC insured, 5.31% 2013	10,000	9,528
USAA Auto Owner Trust, Series 2007-1, Class A-4, 5.55% 2013	26,000	27,198
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024	7,660	6,926
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	6,711	6,583
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	1,611	1,627
Vanderbilt Mortgage and Finance, Inc., Series 1997-C, Class II-A-1, 0.528% 2027[1]	544	450
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	1,808	1,740
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-5, 8.195% 2030	6,889	6,882
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032	910	618
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032	2,299	1,749
MBNA Credit Card Master Note Trust, Series 2001-C, Class C, 7.10% 2013[3]	15,000	14,871
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	3,435	3,344
MBNA Credit Card Master Note Trust, Series 2006-1, Class C, 0.739% 2015[1]	10,000	7,889
PECO Energy Transition Trust, Series 2001-A, Class A-1, 6.52% 2010	5,000	5,215
PECO Energy Transition Trust, Series 2000-A, Class A-4, 7.65% 2010	17,994	18,200
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027[2]	15,140	6,207
CWHEQ Home Equity Loan Trust, Series 2006-S6, Class A-6, AMBAC insured, 5.657% 2034[1]	14,652	4,885
CWHEQ Home Equity Loan Trust, Series 2006-S4, Class A-6, AMBAC insured, 5.834% 2034[1]	9,119	3,535
CWHEQ Home Equity Loan Trust, Series 2007-S1, Class A-6, MBIA insured, 5.693% 2036[1]	31,535	8,692
RAMP Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032	4,747	3,431
RAMP Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034	23,006	17,848
Hyundai Auto Receivables Trust, Series 2006-A, Class A-4, 5.26% 2012	19,917	20,219
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[3]	39,492	19,580
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.459% 2037[1]	22,109	13,174
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 0.469% 2037[1]	14,598	3,532
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.469% 2037[1]	4,810	2,214
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	18,000	18,570
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	16,720	17,484
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[3]	16,680	16,689
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[2,3]	24,484	15,914
UPFC Auto Receivables Trust, Series 2005-A, Class A-3, AMBAC insured, 4.34% 2010	794	794
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	3,178	3,173
UPFC Auto Receivables Trust, Series 2007-A, Class A-3, MBIA insured, 5.53% 2013	11,373	11,582
Advanta Business Card Master Trust, Series 2006-A5, Class A, 5.10% 2012	17,669	15,536
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class B-1, 7.30% 2021	6,197	5,511
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027	8,290	7,390
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032	3,000	2,526
Wachovia Auto Loan Owner Trust, Series 2006-1, Class A-4, 5.08% 2012[3]	10,000	10,186
Wachovia Auto Loan Owner Trust, Series 2006-1, Class B, 5.15% 2012[3]	5,000	4,700
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class A-3, 5.825% 2036[1,3]	8,387	3,533
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class M-3, 6.282% 2036[1,3]	3,935	1,020
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class M-5, 6.831% 2036[1,3]	4,725	967
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class M-6, 7.00% 2036[1,3]	1,816	325
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 2037[1]	3,061	1,141
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A-2A, 5.891% 2037[1]	9,847	7,859
Drivetime Auto Owner Trust, Series 2007-A, XLCA insured, 5.603% 2013[1,3]	15,372	14,360
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[3]	14,500	14,157
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-4, FGIC insured, 4.70% 2034	3,903	3,541
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-2, FGIC insured, 4.66% 2035[1]	9,870	8,333
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, 0.444% 2036[1]	2,481	1,639
Franklin Auto Trust, Series 2006-1, Class A-4, 5.03% 2014	10,950	11,161
Franklin Auto Trust, Series 2006-1, Class B, 5.14% 2014	2,000	1,749
Morgan Stanley ABS Capital I Inc., Series 2004-NC3, Class M-1, 1.109% 2034[1]	18,822	9,478
Morgan Stanley ABS Capital I Inc., Series 2004-HE9, Class M-5, 1.364% 2034[1]	2,794	970
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 2036[1]	5,000	1,454
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-2, FGIC insured, 6.054% 2037[1]	10,000	3,703
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[1]	20,000	4,248
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	2,309	1,492
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2018	1,184	795
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2022	3,888	2,677
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class A, 0.794% 2033[1]	4,937	3,663
Capital One Multi-asset Execution Trust, Series 2005-1, Class C, 0.719% 2013[1]	9,000	8,491
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	10,950	8,216
AmeriCredit Prime Automobile Receivables Trust, Series 2007-2-M, Class A-4-A, MBIA insured, 5.35% 2016	10,073	7,926
J.P. Morgan Mortgage Acquisition Trust, Series 2007-CH1, Class AF-3, 5.532% 2036[1]	15,000	7,817
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured, 5.25% 2034	9,913	7,720
Ford Credit Auto Owner Trust, Series 2006-B, Class B, 5.43% 2012	7,333	6,909
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	8,265	6,905
Citibank Credit Card Issuance Trust, Series 2008, Class C6, 6.30% 2014	7,000	6,627
CNL Funding, Series 2000-AA, Class A-2, MBIA insured, 8.044% 2017[3]	10,589	6,491
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.444% 2026[1]	741	317
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.444% 2029[1]	11,432	5,738
SACO I Trust, Series 2005-5, Class I-A, 0.554% 2035[1]	4,549	3,116
SACO I Trust, Series 2006-10, Class A, 0.464% 2036[1]	10,234	1,118
SACO I Trust, Series 2006-5, Class II-A-3, 0.494% 2036[1]	6,705	148
SACO I Trust, Series 2006-4, Class A-3, 0.524% 2036[1]	5,187	662
UCFC Manufactured Housing Contract, Series 1996-2, Class A, MBIA insured, 7.135% 2028	5,108	4,764
Consumers Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	4,140	4,378
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[3]	5,149	4,010
Capital Auto Receivables Asset Trust, Series 2006-SN1, Class C, 5.77% 2010[3]	3,700	3,692
Structured Asset Securities Corp., Series 2005-S7, Class A2, 0.614% 2035[1,3]	9,792	2,373
Structured Asset Securities Corp., Series 2006-S2, Class A-1, 0.384% 2036[1]	609	567
Morgan Stanley Mortgage Loan Trust, Series 2006-4SL, Class A-1, 0.464% 2036[1]	20,692	2,925
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035	2,328	1,610
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035	1,864	1,276
Home Equity Asset Trust, Series 2004-7, Class M-1, 0.934% 2035[1]	6,500	2,749
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 2013[3]	2,500	2,480
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[3]	£1,160	1,765
CWABS Revolving Home Equity Loan Trust, Series 2004-P, Class 2-A, MBIA insured, 0.639% 2034[1]	$5,668	1,742
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 1-A-3B, 5.846% 2037[1]	8,477	1,712
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-2, 7.462% 2022[3]	1,725	1,428
CSAB Mortgage-backed Trust, Series 2007-1, Class 1-A-3B, 5.908% 2037[1]	5,757	1,417
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2, AMBAC insured, 4.42% 2035[1,2,3]	1,379	1,255
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.474% 2037[1]	2,124	1,235
Chase Auto Owner Trust, Series 2006-B, Class B, 5.24% 2014	676	666
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 2036[1]	1,681	285
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[1]	2,166	280
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class AF-6, 6.537% 2030	636	362
Irwin Home Equity, Series 2006-2, Class 2-A3, FGIC insured, 6.40% 2036[1,3]	2,000	345
Merrill Lynch Mortgage Investors Trust, Series 2007-SL1, Class A-1, 0.614% 2037[1]	7,250	205
Option One Mortgage Loan Trust, Series 2002-1, Class M-1, 1.439% 2032[1]	202	81
		1,489,269

MUNICIPALS — 0.66%
California Various Purpose General Obligation Bonds 7.50% 2034	25,000	23,054
California Various Purpose General Obligation Bonds 6.00% 2038	20,000	19,808
State of California, Los Angeles Unified School District (County of Los Angeles), General Obligation Bonds, Election of 2002,
Series 2009-D, 5.20% 2029	8,665	8,703
State of California, Los Angeles Unified School District (County of Los Angeles), General Obligation Bonds, Election of 2002,
Series 2009-D, 5.00% 2034	4,530	4,345
State of California, Los Angeles Unified School District (County of Los Angeles), General Obligation Bonds, Election of 2004,
Series 2009-I, 5.00% 2029	20,000	19,616
State of New York, Long Island Power Authority, Electric System General Revenue Bonds, Series 2009-A, 5.75% 2039	24,330	25,465
State of New York, Metropolitan Transportation Authority, Dedicated Tax Fund Bonds (Federally Taxable-Issuer
Subsidy-Build America Bonds), Series 2009-C, 7.336% 2039	19,500	23,275
State of Arizona, Salt River Project Agricultural Improvement and Power District, Salt River Project Electric System
Revenue Bonds, Series 2009-A, 5.00% 2034	10,000	10,053
State of Arizona, Salt River Project Agricultural Improvement and Power District, Salt River Project Electric System
Revenue Bonds, Series 2009-A, 5.00% 2039	7,445	7,451
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	19,910	16,103
State of Illinois, City of Chicago, General Obligation Bonds, Project and Refunding, Series 2008-C, 5.00% 2034	15,750	15,274
State of Illinois, Regional Transportation Authority of Cook, DuPage, Kane, Lake, McHenry and Will Counties,
General Obligation Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	12,120	13,628
State of Indiana, Health and Educational Facility Financing Authority, Hospital Revenue Refunding Bonds
(Clarian Health Obligated Group), Series 2006-B, 5.00% 2033	13,860	11,795
District of Columbia, Income Tax Secured Revenue Refunding Bonds, Series 2009-B, 5.25% 2034	10,000	10,291
State of California, Regents of the University of California, General Revenue Bonds, 5.25% 2039	10,000	10,192
State of Texas, City of San Antonio, Electric and Gas Systems Revenue Refunding Bonds, New Series 2009-A, 5.00% 2034	10,000	9,972
State of Wisconsin, General Fund Annual Appropriation Bonds, Series 2009-A, 5.75% 2033	6,000	6,237
State of Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue Bonds, Series 2007, 5.50% 2023	6,000	5,167
State of California, City of Los Angeles, Department of Water and Power, Power System Revenue Bonds,
Series 2007-A, Subseries A-1, AMBAC insured, 5.00% 2037	5,300	5,152
California Maritime Infrastructure Authority, Taxable Lease Revenue Bonds (San Diego Unified Port District-South Bay
Plant Acquisition), Series 1999, 6.63% 2009[3]	2,433	2,438
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	2,317	1,985
		250,004

Total bonds & notes (cost: $37,343,711,000)		35,548,002

	Shares or
Convertible securities — 0.11%	principal amount

FINANCIALS — 0.07%
PNC Financial Services Group, Inc. 4.00% convertible notes 2011	$25,000,000	24,688
Citigroup Inc., Series J-1, 7.00% noncumulative convertible preferred[2]	50,000	2,056
Equity Residential 3.85% convertible notes 2026	$1,000,000	954
Boston Properties, Inc. 2.875% convertible notes 2037	1,000,000	881
Fannie Mae, Series 2004-1, 5.375% convertible preferred	400	400
		28,979

INFORMATION TECHNOLOGY — 0.04%
Linear Technology Corp., Series A, 3.00% convertible notes 2027	$11,500,000	9,574
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	$770,000	365
Advanced Micro Devices, Inc. 5.75% convertible notes 2012	$6,950,000	4,309
		14,248

Total convertible securities (cost: $77,535,000)		43,227

Preferred securities — 1.84%	Shares

FINANCIALS — 1.84%
JPMorgan Chase & Co., Series I, 7.90%[1]	114,250,000	100,258
BNP Paribas 7.195%[1,3]	78,000,000	57,078
BNP Paribas Capital Trust 9.003% noncumulative trust[1,3]	17,180,000	14,534
SMFG Preferred Capital USD 1 Ltd. 6.078%[1,3]	63,147,000	50,787
SMFG Preferred Capital USD 3 Ltd. 9.50%[1,3]	8,998,000	8,818
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up1,3	29,550,000	31,096
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up1,3	30,000,000	27,983
HSBC Bank Capital Funding (Sterling 1) LP 5.844% noncumulative[1]	185,000	218
Barclays Bank PLC 7.434%[1,3]	75,945,000	50,953
Barclays Bank PLC 6.86%[1,3]	625,000	376
Santander Finance Preferred S.A., Unipersonal, Series 4, 6.80%	1,597,900	30,919
Santander Finance Preferred S.A., Unipersonal, 6.50%	910,000	16,437
AXA SA, Series B, 6.379%[1,3]	48,770,000	31,289
QBE Capital Funding II LP 6.797%[1,3]	36,055,000	26,709
Banco Bilbao Vizcaya Argentaria, SA, 5.919%[1]	43,685,000	25,809
PNC Preferred Funding Trust I 6.517%[1,3]	45,000,000	24,293
PNC Preferred Funding Trust III 8.70%[1,3]	1,500,000	1,233
Standard Chartered PLC 6.409%[1,3]	38,200,000	25,437
Citigroup Inc., Series E, 8.40%[1]	32,250,000	24,230
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[1,3]	32,800,000	23,970
Société Générale 5.922%[1,3]	21,685,000	13,463
Weingarten Realty Investors, Series D, 6.75%	495,420	8,199
Weingarten Realty Investors, Series E, 6.95% cumulative redeemable depositary shares	250,000	4,165
ILFC E-Capital Trust II 6.25%[1,3]	19,460,000	7,492
ILFC E-Capital Trust I 5.90%[1,3]	11,750,000	4,524
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative[1]	21,850,000	10,265
Commerzbank Capital Funding Trust II, Class B, 5.905% noncumulative[1]	300,000	141
Royal Bank of Scotland Group PLC 6.625%[1]	4,700,000	5,636
Royal Bank of Scotland Group PLC, Series U, 7.64%[1]	9,800,000	3,973
ING Capital Funding Trust III 8.439% noncumulative[1]	14,880,000	9,377
Fannie Mae, Series O, 7.00%[1,3]	4,825,230	8,686
Fannie Mae, Series R, 7.625%	382,800	445
Freddie Mac, Series Z, 8.375%[11]	2,663,885	3,097
Freddie Mac, Series V, 5.57%[11]	3,356,231	3,096
Freddie Mac, Series W, 5.66%[11]	1,548,000	1,537
Freddie Mac, Series F, 5.00%[11]	294,375	412
Freddie Mac, Series U, 5.90%[11]	496,600	397
Freddie Mac, Series Y, 6.55%[11]	374,269	307
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[1,3]	19,650,000	8,050
XL Capital Ltd., Series E, 6.50%[1]	16,250,000	7,972
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[3]	300,000	6,685
General Motors Corp. 9.00%[3]	9,155	3,938
Lloyds TSB Group PLC 6.267%[1,3]	5,765,000	1,962
HBOS Capital Funding LP, Series A, 6.461% noncumulative[1]	3,200,000	1,894
BAC Capital Trust XIII 1.029%[1]	8,075,000	3,614
CBG Florida REIT Corp., Series A, Class A, 7.114%[1,3]	18,000,000	2,829
Wells Fargo Capital XV 9.75%[1]	825,000	799
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative[3,11]	434,000	4
		695,386

U.S. GOVERNMENT AGENCY SECURITIES — 0.00%
US AgBank 6.11%[1,3]	5,000,000	1,844

Total preferred securities (cost: $1,211,882,000)		697,230

Common stocks — 0.04%

CONSUMER DISCRETIONARY — 0.02%
Ford Motor Co.[11]	875,023	5,311
Time Warner Cable Inc.[11]	36,558	1,158
Adelphia Recovery Trust, Series Arahova[11]	1,943,006	486
Adelphia Recovery Trust, Series ACC-1[11]	3,366,231	67
Adelphia Recovery Trust, Series ACC-6B2,11	5,056,500	25
American Media Operations, Inc.[2,3,11]	295,801	3
		7,050

INDUSTRIALS — 0.01%
Delta Air Lines, Inc.[11]	626,265	3,626
UAL Corp.[11]	10,069	32
		3,658

INFORMATION TECHNOLOGY — 0.01%
ZiLOG, Inc.[11,12]	879,000	2,092

HEALTH CARE — 0.00%
Clarent Hospital Corp.[2,11,12]	331,291	17

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc.[11]	7,614	2

Total common stocks (cost: $49,539,000)		12,819

		Value
Warrants — 0.00%	Shares	(000)

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[11]	15,233	$—
XO Holdings, Inc., Series C, warrants, expire 2010[2,11]	11,424	—
XO Holdings, Inc., Series B, warrants, expire 2010[11]	11,424	—
GT Group Telecom Inc., warrants, expire 2010[2,3,11]	2,750	—
		—

INDUSTRIALS — 0.00%
Atrium Corp., warrants, expire 2018[2,3,11]	1,885	—

Total warrants (cost: $143,000)		—

	Principal amount
Short-term securities — 4.43%	(000)

Federal Home Loan Bank 0.16%–0.44% due 7/1–12/2/2009	$512,450	512,236
U.S. Treasury Bills 0.19%–0.355% due 7/2–9/24/2009	216,600	216,559
Abbott Laboratories 0.20%–0.23% due 7/1–9/29/2009[3]	141,526	141,477
Park Avenue Receivables Co., LLC 0.26% due 7/13/2009[3]	60,100	60,094
Jupiter Securitization Co., LLC 0.25% due 7/14/2009[3]	50,000	49,995
Merck & Co. Inc. 0.20%–0.25% due 7/17–7/28/2009	104,400	104,388
Procter & Gamble International Funding S.C.A. 0.18%–0.20% due 7/13–8/24/2009[3]	95,900	95,886
NetJets Inc. 0.21% due 8/5/2009[3]	95,000	94,980
Pfizer Inc 0.22%–0.25% due 7/9–9/3/2009[3]	75,400	75,384
General Electric Capital Corp., FDIC insured, 0.24%–0.50% due 7/21–8/25/2009	70,000	69,987
Private Export Funding Corp. 0.22%–0.26% due 8/13–9/25/2009[3]	69,300	69,277
Coca-Cola Co. 0.30% due 7/10-7/22/2009[3]	49,950	49,947
E.I. duPont de Nemours and Co. 0.22% due 7/28/2009[3]	35,000	34,994
United Technologies Corp. 0.19% due 7/23/2009[3]	25,000	24,997
Federal Farm Credit Banks 0.17% due 7/31/2009	25,000	24,995
Yale University 0.40% due 7/17/2009	25,000	24,993
Campbell Soup Co. 0.20% due 7/30/2009[3]	13,432	13,430
Freddie Mac 0.17%–0.20% due 8/10–9/28/2009	10,100	10,096
Medtronic Inc. 0.20% due 7/7/2009[3]	5,950	5,950
Fannie Mae 0.17% due 7/23/2009	250	250

Total short-term securities (cost: $1,679,870,000)		1,679,915

Total investment securities (cost: $40,362,680,000)		37,981,193
Other assets less liabilities		(90,587)

Net assets		$37,890,606

1  Coupon rate may change periodically.
2  Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $479,894,000, which represented 1.27% of the net assets of the fund.
3  Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,422,332,000, which represented 14.31% of the net assets of the fund.
4 Scheduled interest and/or principal payment was not received.
5  Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 11/6/2007 at a cost of $3,749,000) may be subject to legal or contractual restrictions on resale.
6 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
7 Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $182,986,000, which represented .48% of the net assets of the fund.
8 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
9 Step bond; coupon rate will increase at a later date.
10Index-linked bond whose principal amount moves with a government retail price index.
11Security did not produce income during the last 12 months.
12Represents an affiliated company as defined under the Investment Company Act of 1940.

Key to abbreviations and symbols

ARS = Argentine pesos	€ = Euros	MXN = Mexican pesos
A$ = Australian dollars	£ = British pounds	NKr = Norwegian kroner
BRL = Brazilian reais	ILS = Israeli shekels	PLN = Polish zloty
COP = Colombian pesos	¥ = Japanese yen	SKr = Swedish kronor
DKr = Danish kroner	KRW = South Korean won	TRY = New Turkish liras

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-908-0809O-S21436

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA, INC.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: September 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: September 4, 2009

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: September 4, 2009